Pioneer Multi-Asset
Ultrashort Income Fund

Schedule of Investments | December 31, 2019

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Schedule of Investments | 12/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCK - 0.0%† of Net Assets
2,377(a)	Syncreon Group	$32,684
	TOTAL COMMON STOCK
	(Cost $33,278)	$32,684
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 39.5% of Net Assets
259,484(b)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 2.09% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$254,937
2,148,153(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1.97% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	2,091,869
486,974(b)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	481,752
1,058,379(b)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	1,036,397
1,557,745(b)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	1,543,269
394,983(b)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	380,939
1,367,798(b)	321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	1,331,103
2,076,605(b)	ABFC Trust, Series 2004-OPT2, Class M1, 2.617% (1 Month USD LIBOR + 83 bps), 8/25/33	2,045,897
672,257(b)	ABFC Trust, Series 2005-WMC1, Class M2, 2.467% (1 Month USD LIBOR + 68 bps), 6/25/35	674,088
129,381	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	129,465
9,135,989	ACC Trust, Series 2019-2, Class A, 2.82%, 2/21/23 (144A)	9,151,150
102,148	Access Point Funding I LLC, Series 2017-A, Class A, 3.06%, 4/15/29 (144A)	102,142
1,106,444(b)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 2.452% (1 Month USD LIBOR + 66 bps), 5/25/35	1,117,107
1,634,086(b)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-3, Class M1, 2.692% (1 Month USD LIBOR + 90 bps), 9/25/34	1,639,946
2,610,352(b)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-4, Class M1, 2.692% (1 Month USD LIBOR + 90 bps), 10/25/34	2,613,939
50,574	American Credit Acceptance Receivables Trust, Series 2017-2, Class C, 2.86%, 6/12/23 (144A)	50,614
1,136,229	American Credit Acceptance Receivables Trust, Series 2017-3, Class C, 2.72%, 6/10/22 (144A)	1,136,520
1,300,667	American Credit Acceptance Receivables Trust, Series 2018-3, Class B, 3.49%, 6/13/22 (144A)	1,302,876
4,900,275	American Credit Acceptance Receivables Trust, Series 2019-1, Class A, 3.06%, 7/12/22 (144A)	4,911,670
2,499,771	American Credit Acceptance Receivables Trust, Series 2019-2, Class A, 2.85%, 7/12/22 (144A)	2,504,787
6,762,528	American Credit Acceptance Receivables Trust, Series 2019-4, Class A, 2.18%, 2/13/23 (144A)	6,761,826
7,000,000(b)	American Express Credit Account Master Trust, Series 2018-3, Class A, 2.06% (1 Month USD LIBOR + 32 bps), 10/15/25	6,997,424
22,000,000(b)	American Express Credit Account Master Trust, Series 2019-4, Class A, 1.98% (1 Month USD LIBOR + 24 bps), 4/15/24	22,023,855
1,798,181(b)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 2.497% (1 Month USD LIBOR + 71 bps), 5/25/35	1,798,722
20,833(b)	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs, Series 2005-R5, Class M2, 2.482% (1 Month USD LIBOR + 69 bps), 7/25/35	20,837
34,835(b)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 2.202% (1 Month USD LIBOR + 41 bps), 1/25/36	34,827
71,306(b)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 2.827% (1 Month USD LIBOR + 104 bps), 7/25/32	70,929
4,883,222	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	4,911,763
3,503,303	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class A2, 3.89%, 7/20/22 (144A)	3,557,908
4,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	4,013,288
825,000(b)	Annisa CLO, Ltd., Series 2016-2A, Class X, 2.566% (3 Month USD LIBOR + 60 bps), 7/20/31 (144A)	824,993
15,000,000(b)	Apex Credit CLO, Ltd., Series 2016-1A, Class AS1R, 3.236% (3 Month USD LIBOR + 130 bps), 10/27/28 (144A)	14,978,235
562,500(b)	Apidos CLO XV, Series 2013-15A, Class XRR, 2.566% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	562,495
500,000(b)	Apidos CLO XVI, Series 2013-16A, Class CR, 4.966% (3 Month USD LIBOR + 300 bps), 1/19/25 (144A)	500,438
1,285,714(b)	Apidos CLO XXIX, Series 2018-29A, Class X, 2.49% (3 Month USD LIBOR + 55 bps), 7/25/30 (144A)	1,285,703
2,600,000(b)	Apidos CLO XXXII, Series 2019-32A, Class X, 0.0% (3 Month USD LIBOR + 65 bps), 1/20/33 (144A)	2,600,000
12,670,439(b)	Apres Static CLO, Ltd., Series 2019-1A, Class A1, 3.171% (3 Month USD LIBOR + 117 bps), 1/15/27 (144A)	12,673,720
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
15,350,714	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	$15,386,352
293,750(b)	Ares XXXVIII CLO, Ltd., Series 2015-38A, Class X, 2.466% (3 Month USD LIBOR + 50 bps), 4/20/30 (144A)	293,748
337,500(b)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class X, 2.651% (3 Month USD LIBOR + 65 bps), 7/15/30 (144A)	337,498
1,120,535(b)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 2.842% (1 Month USD LIBOR + 105 bps), 11/25/34	1,129,316
113,365(b)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1, 2.052% (1 Month USD LIBOR + 26 bps), 10/25/35	113,393
106,157(b)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 2.132% (1 Month USD LIBOR + 34 bps), 11/25/35	106,255
524,742	ARI Fleet Lease Trust, Series 2016-A, Class A3, 2.11%, 7/15/24 (144A)	525,136
548,123	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	547,560
10,300,189	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	10,282,801
1,500,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	1,506,790
600,139	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	600,611
6,275,000	Ascentium Equipment Receivables Trust, Series 2019-1A, Class A2, 2.84%, 6/10/22 (144A)	6,307,279
20,000,000	Ascentium Equipment Receivables Trust, Series 2019-2A, Class A2, 2.24%, 6/10/22 (144A)	19,990,356
401,826(b)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 2.737% (1 Month USD LIBOR + 95 bps), 5/25/35	402,984
116,160(b)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.992% (1 Month USD LIBOR + 20 bps), 1/25/36	115,923
25,308(b)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.482% (1 Month USD LIBOR + 69 bps), 4/25/34	25,302
266,458(b)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 2.412% (1 Month USD LIBOR + 62 bps), 4/25/34	266,188
2,211,429(b)	ASSURANT CLO III, Ltd., Series 2018-2A, Class X, 2.666% (3 Month USD LIBOR + 70 bps), 10/20/31 (144A)	2,211,409
16,590,000(b)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 2.734% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	16,571,502
1,064,963(b)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 2.686% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	1,064,952
2,540,182	Avant Loans Funding Trust, Series 2018-B, Class A, 3.42%, 1/18/22 (144A)	2,545,549
6,484,016	Avant Loans Funding Trust, Series 2019-A, Class A, 3.48%, 7/15/22 (144A)	6,507,583
8,317,853	Avant Loans Funding Trust, Series 2019-B, Class A, 2.72%, 10/15/26 (144A)	8,325,319
1,501,072	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.84%, 8/15/23 (144A)	1,502,514
7,943,638	Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 2/15/24 (144A)	7,941,301
1,583,333(b)	Babson CLO, Ltd., Series 2015-IA, Class XR, 2.516% (3 Month USD LIBOR + 55 bps), 1/20/31 (144A)	1,583,321
6,975,000(b)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.04% (1 Month USD LIBOR + 30 bps), 5/15/23	6,980,687
7,190,165(b)	Barings BDC Static CLO, Ltd., Series 2019-1A, Class A1, 3.021% (3 Month USD LIBOR + 102 bps), 4/15/27 (144A)	7,193,199
200,000(b)	Barings CLO, Ltd., Series 2018-2A, Class X, 2.601% (3 Month USD LIBOR + 60 bps), 4/15/30 (144A)	199,999
1,285,714(b)	Barings CLO, Ltd., Series 2018-3A, Class X, 2.466% (3 Month USD LIBOR + 50 bps), 7/20/29 (144A)	1,285,705
2,083,333(b)	Barings CLO, Ltd., Series 2019-1A, Class X, 2.751% (3 Month USD LIBOR + 75 bps), 4/15/31 (144A)	2,083,318
1,500,000(b)	Battery Park CLO, Series 2019-1A, Class X, 2.854% (3 Month USD LIBOR + 65 bps), 7/15/32 (144A)	1,499,978
2,999(c)	Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2, 6.205%, 5/28/37	2,992
215,263	BCC Funding XIII LLC, Series 2016-1, Class B, 2.73%, 4/20/22 (144A)	215,297
18,167,403	BCC Funding XVI LLC, Series 2019-1A, Class A1, 2.3%, 10/20/20 (144A)	18,168,072
1,718,750(b)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 2.566% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	1,718,640
342,297(b)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 2.692% (1 Month USD LIBOR + 90 bps), 10/27/32	335,596
384,010(b)	Bear Stearns Asset Backed Securities Trust, Series 2005-TC1, Class M1, 2.452% (1 Month USD LIBOR + 66 bps), 5/25/35	384,309
861,575(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 2.162% (1 Month USD LIBOR + 37 bps), 4/25/36	860,950
10,634(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, 2.172% (1 Month USD LIBOR + 38 bps), 6/25/36	10,624
1,712(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.282% (1 Month USD LIBOR + 49 bps), 6/25/36	1,710
1,583,333(b)	BlueMountain CLO, Ltd., Series 2013-2A, Class X, 2.603% (3 Month USD LIBOR + 65 bps), 10/22/30 (144A)	1,583,181
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,028,571(b)	BlueMountain CLO, Ltd., Series 2018-2A, Class X, 2.56% (3 Month USD LIBOR + 65 bps), 8/15/31 (144A)	$1,028,559
5,325,000(b)	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A2, 2.41% (1 Month USD LIBOR + 67 bps), 7/17/23	5,337,981
3,000,000(b)	California Street CLO IX LP, Series 2012-9A, Class XR2, 9.281% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	2,999,979
7,726,545(b)	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A2B, 1.944% (1 Month USD LIBOR + 18 bps), 6/21/21 (144A)	7,725,014
15,000,000(b)	CARDS II Trust, Series 2019-1A, Class A, 2.13% (1 Month USD LIBOR + 39 bps), 5/15/24 (144A)	15,020,673
850,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class M, 0.0% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	850,000
121,102(b)	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1.89% (1 Month USD LIBOR + 15 bps), 5/17/21	121,102
45,153	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 9/15/22 (144A)	45,151
5,042,915	Carnow Auto Receivables Trust, Series 2018-1A, Class A, 3.61%, 10/15/21 (144A)	5,053,000
14,947,221	Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.72%, 11/15/22 (144A)	14,951,528
14,401,145	Carvana Auto Receivables Trust, Series 2019-2A, Class A2, 2.6%, 1/18/22 (144A)	14,422,103
15,000,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A2, 2.42%, 4/15/22 (144A)	15,006,255
3,000,000	Carvana Auto Receivables Trust, Series 2019-4A, Class A2, 2.2%, 7/15/22 (144A)	2,999,351
935,000(b)	Catamaran CLO, Ltd., Series 2013-1A, Class X, 2.486% (3 Month USD LIBOR + 55 bps), 1/27/28 (144A)	934,935
1,719	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	1,716
1,048	Cazenovia Creek Funding I LLC, Series 2015-1A, Class B, 2.773%, 12/10/23 (144A)	1,043
977,874	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	982,623
1,628,571(b)	CBAM, Ltd., Series 2018-5A, Class X, 2.552% (3 Month USD LIBOR + 55 bps), 4/17/31 (144A)	1,628,559
2,750,000(b)	Cent CLO 21, Ltd., Series 2014-21A, Class XR2, 2.586% (3 Month USD LIBOR + 65 bps), 7/27/30 (144A)	2,749,975
96,837(d)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	97,423
375,000(b)	CFIP CLO, Ltd., Series 2018-1A, Class X, 2.753% (3 Month USD LIBOR + 75 bps), 7/18/31 (144A)	374,996
10,645,000(b)	Chase Issuance Trust, Series 2017-A1, Class A, 2.04% (1 Month USD LIBOR + 30 bps), 1/15/22	10,646,386
4,645,000(b)	Chase Issuance Trust, Series 2017-A2, Class A, 2.14% (1 Month USD LIBOR + 40 bps), 3/15/24	4,657,170
13,250,000(b)	Chase Issuance Trust, Series 2018-A1, Class A1, 1.94% (1 Month USD LIBOR + 20 bps), 4/17/23	13,263,218
1,020,738	Chesapeake Funding II LLC, Series 2017-2A, Class A1, 1.99%, 5/15/29 (144A)	1,019,899
2,235,417(b)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 2.19% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	2,237,118
3,505,158(b)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.08% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	3,503,185
6,919,723(b)	Chesapeake Funding II LLC, Series 2017-4A, Class A2, 2.08% (1 Month USD LIBOR + 34 bps), 11/15/29 (144A)	6,915,012
4,425,790(b)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 2.19% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	4,429,011
1,687,500(b)	CIFC Funding, Ltd., Series 2013-4A, Class XRR, 2.486% (3 Month USD LIBOR + 55 bps), 4/27/31 (144A)	1,687,485
5,250,000(b)	CIFC Funding, Ltd., Series 2014-2RA, Class X, 2.786% (3 Month USD LIBOR + 85 bps), 4/24/30 (144A)	5,249,947
2,857,143(b)	CIFC Funding, Ltd., Series 2014-4RA, Class X, 2.552% (3 Month USD LIBOR + 55 bps), 10/17/30 (144A)	2,857,123
890,675	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	891,655
9,544,059	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.33%, 8/15/24 (144A)	9,601,509
3,499,741(b)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 3.165% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	3,491,799
4,500,000(b)	Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4, 1.93% (1 Month USD LIBOR + 22 bps), 4/7/22	4,501,581
18,445,000(b)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.08% (1 Month USD LIBOR + 37 bps), 8/8/24	18,492,439
2,249,491(b)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M3, 2.392% (1 Month USD LIBOR + 60 bps), 1/25/36	2,248,393
2,398,269(b)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 2.012% (1 Month USD LIBOR + 22 bps), 8/25/36	2,394,541
500,000(b)	Clear Creek CLO, Series 2015-1A, Class X, 2.966% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	499,989
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,187,500(b)	Columbia Cent CLO 28, Ltd., Series 2018-28A, Class X, 2.544% (3 Month USD LIBOR + 65 bps), 11/7/30 (144A)	$2,187,476
2,045,718	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	2,056,989
270,415(b)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.242% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	273,105
2,463,669(b)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 2.642% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	2,450,762
4,976,723(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.442% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	4,918,366
4,245,863(b)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.292% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	4,176,106
8,674,245(b)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 2.362% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	8,452,589
6,899,127(b)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 2.592% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	6,796,595
9,606,713(b)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 2.692% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	9,571,504
1,067,533	Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 1/15/23 (144A)	1,071,384
724,188	Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	728,194
3,073,065	Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	3,093,556
5,200,000	Conn’s Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	5,246,538
12,417,908	Conn’s Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24 (144A)	12,424,264
190,387(b)	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M2, 4.24% (1 Month USD LIBOR + 250 bps), 5/15/33	191,380
123,176(b)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.24% (1 Month USD LIBOR + 150 bps), 5/15/32	122,853
4,747,889	Consumer Lending Receivables Trust, Series 2019-A, Class A, 3.52%, 4/15/26 (144A)	4,771,336
29,270,000	Consumer Loan Underlying Bond Club Certificate Issuer Trust, Series 2019-HP1, Class A, 2.59%, 12/15/26 (144A)	29,281,541
2,450,278	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class A, 3.47%, 10/15/25 (144A)	2,463,920
4,805,600	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 7/15/26 (144A)	4,823,539
78,309(b)	Countrywide Asset-Backed Certificates, Series 2004-8, Class M1, 2.842% (1 Month USD LIBOR + 105 bps), 1/25/35	78,399
187,971(b)	Countrywide Asset-Backed Certificates, Series 2005-9, Class M1, 2.312% (1 Month USD LIBOR + 52 bps), 1/25/36	188,347
284,212(b)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.692% (1 Month USD LIBOR + 90 bps), 5/25/35	284,303
312,109(b)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.082% (1 Month USD LIBOR + 29 bps), 6/25/36	311,867
14,219(b)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 1A1M, 2.052% (1 Month USD LIBOR + 26 bps), 7/25/36	14,216
4,228,239(b)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.082% (1 Month USD LIBOR + 29 bps), 7/25/36	4,180,578
574,803	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.0%, 2/16/21 (144A)	575,905
2,036,767	CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06%, 1/18/22 (144A)	2,040,116
1,353,665(b)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 2.032% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	1,353,164
195,560(b)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB3, Class M2, 2.722% (1 Month USD LIBOR + 93 bps), 5/25/35	195,574
1,312,302(b)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 2.442% (1 Month USD LIBOR + 65 bps), 2/25/32	1,312,967
3,248,576(b)	CWABS Asset-Backed Certificates Trust, Series 2004-10, Class MV3, 2.917% (1 Month USD LIBOR + 113 bps), 12/25/34	3,267,019
214,823(b)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 2.132% (1 Month USD LIBOR + 34 bps), 5/25/36	214,474
932,773(b)	CWABS Asset-Backed Certificates Trust, Series 2005-AB1, Class M1, 2.422% (1 Month USD LIBOR + 63 bps), 8/25/35	932,865
2,943,525(b)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 2.02% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	2,905,886
3,460,054(b)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 2.02% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	3,409,079
2,260,059	Dell Equipment Finance Trust, Series 2018-2, Class A2, 3.16%, 2/22/21 (144A)	2,268,436
195,000	Dell Equipment Finance Trust, Series 2018-2, Class A3, 3.37%, 10/22/23 (144A)	197,679
131	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	122
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
4,091,698	Diamond Resorts Owner Trust, Series 2016-1, Class B, 3.37%, 11/20/28 (144A)	$4,095,694
3,338,246	DLL LLC, Series 2018-ST2, Class A2, 3.14%, 10/20/20 (144A)	3,340,861
13,000,000	DLL LLC, Series 2018-ST2, Class A3, 3.46%, 1/20/22 (144A)	13,124,102
12,167,187	DLL LLC, Series 2019-MT3, Class A1, 2.062%, 10/20/20 (144A)	12,165,162
676,408(b)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 3.403% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	680,895
413,311(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.592% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	419,533
545,252	DRB Prime Student Loan Trust, Series 2016-B, Class A3, 2.23%, 6/25/36 (144A)	543,060
2,109,399(b)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 2.642% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	2,109,646
6,456,849	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	6,487,398
87,642	Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/21	87,677
2,360,722(b)	Drive Auto Receivables Trust, Series 2019-2, Class A2B, 2.02% (1 Month USD LIBOR + 28 bps), 3/15/22	2,360,722
122,876(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.153% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	122,939
3,877,512(b)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.803% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	3,896,008
2,137,644(b)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 3.903% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	2,134,504
1,500,000(b)	Dryden 80 CLO, Ltd., Series 2019-80A, Class X, 2.784% (3 Month USD LIBOR + 90 bps), 1/17/33 (144A)	1,499,966
112,718	DT Auto Owner Trust, Series 2017-4A, Class C, 2.86%, 7/17/23 (144A)	112,742
3,026,987	DT Auto Owner Trust, Series 2018-3A, Class A, 3.02%, 2/15/22 (144A)	3,033,149
7,936,744	DT Auto Owner Trust, Series 2019-1A, Class A, 3.08%, 9/15/22 (144A)	7,965,262
373,494(b)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 3.642% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	376,594
360,847(b)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 3.192% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	361,660
1,137,225(b)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 2.792% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	1,135,624
6,276,303(b)	Elevation CLO, Ltd., Series 2015-4A, Class AR, 2.993% (3 Month USD LIBOR + 99 bps), 4/18/27 (144A)	6,276,968
15,950,000(b)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 4.203% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	15,951,898
596,742	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	597,042
152,869(b)	EquiFirst Mortgage Loan Trust, Series 2004-2, Class M1, 2.617% (1 Month USD LIBOR + 83 bps), 10/25/34	152,894
12,000,000(b)	Evergreen Credit Card Trust, Series 2018-2, Class A, 2.09% (1 Month USD LIBOR + 35 bps), 7/15/22 (144A)	12,008,806
16,000,000(b)	Evergreen Credit Card Trust, Series 2019-1, Class A, 2.22% (1 Month USD LIBOR + 48 bps), 1/15/23 (144A)	16,041,490
19,000,000(b)	Evergreen Credit Card Trust, Series 2019-3, Class A, 2.11% (1 Month USD LIBOR + 37 bps), 10/16/23 (144A)	19,014,197
331,518	Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83%, 8/16/21 (144A)	331,814
802,480	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.82%, 5/16/22 (144A)	803,451
758,988	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/22 (144A)	759,270
170,631	Exeter Automobile Receivables Trust, Series 2018-3A, Class A, 2.9%, 1/18/22 (144A)	170,672
4,510,351	Exeter Automobile Receivables Trust, Series 2019-1A, Class A, 3.2%, 4/15/22 (144A)	4,519,403
4,875,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.3%, 3/15/24 (144A)	4,947,115
2,617,439	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	2,628,530
2,805,877(d)	Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/28 (144A)	2,805,598
9,613,349(d)	Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279%, 4/25/29 (144A)	9,659,490
1,331,000(d)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396%, 4/25/29 (144A)	1,330,998
48,056(b)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 2.647% (1 Month USD LIBOR + 86 bps), 6/25/34	48,108
8,381,565(b)	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 2.242% (1 Month USD LIBOR + 45 bps), 11/25/36	8,396,085
273,036(b)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 2.602% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	273,853
1,379,257	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.23%, 12/15/22 (144A)	1,384,663
4,618,163	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89%, 3/15/24 (144A)	4,651,523
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
15,877,456	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.21%, 9/16/24 (144A)	$15,871,926
9,000,000(b)	First National Master Note Trust, Series 2017-2, Class A, 2.18% (1 Month USD LIBOR + 44 bps), 10/16/23	9,011,070
9,250,000(b)	First National Master Note Trust, Series 2018-1, Class A, 2.2% (1 Month USD LIBOR + 46 bps), 10/15/24	9,225,541
612,402	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	611,937
5,910,000(b)	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 2.09% (1 Month USD LIBOR + 35 bps), 9/15/22	5,914,168
27,000,000(b)	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 2.34% (1 Month USD LIBOR + 60 bps), 9/15/24	27,101,704
16,500,000(b)	Fort CRE LLC, Series 2018-1A, Class A1, 3.135% (1 Month USD LIBOR + 135 bps), 11/16/35 (144A)	16,513,172
7,542,028	Foundation Finance Trust, Series 2019-1A, Class A, 3.86%, 11/15/34 (144A)	7,653,693
330,122	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	330,276
1,984,743	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	1,985,588
1,550,393	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/22 (144A)	1,554,287
7,223,352	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class A2, 2.58%, 3/15/23 (144A)	7,233,709
2,982,525	FREED ABS Trust, Series 2018-1, Class A, 3.61%, 7/18/24 (144A)	2,995,508
8,264,003	FREED ABS Trust, Series 2018-2, Class A, 3.99%, 10/20/25 (144A)	8,320,974
3,881,278	FREED ABS Trust, Series 2019-1, Class A, 3.42%, 6/18/26 (144A)	3,897,144
3,000,000	FREED ABS Trust, Series 2019-1, Class B, 3.87%, 6/18/26 (144A)	3,038,695
15,378,583	FREED ABS Trust, Series 2019-2, Class A, 2.62%, 11/18/26 (144A)	15,378,505
31,684(b)	Fremont Home Loan Trust, Series 2005-2, Class M2, 2.512% (1 Month USD LIBOR + 72 bps), 6/25/35	31,706
3,320,332(b)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.022% (1 Month USD LIBOR + 23 bps), 1/25/36	3,315,869
6,416,998(b)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 1.952% (1 Month USD LIBOR + 16 bps), 2/25/36	6,377,492
125,000(b)	Galaxy XXI CLO, Ltd., Series 2015-21A, Class X, 2.466% (3 Month USD LIBOR + 50 bps), 4/20/31 (144A)	124,998
1,537,542(b)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 2.017% (1 Month USD LIBOR + 23 bps), 12/25/35	1,538,244
4,707,694	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.37%, 1/17/23 (144A)	4,735,516
11,980,223	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.06%, 4/17/23 (144A)	12,042,954
10,774,086	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class A, 2.58%, 7/17/23 (144A)	10,778,921
9,161,418	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class A, 2.47%, 11/15/23 (144A)	9,163,272
2,394,162	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/22 (144A)	2,399,553
800,000	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	805,066
1,803,452	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	1,807,549
3,404,038	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.35%, 8/15/22 (144A)	3,418,280
8,500,000(b)	GM Financial Automobile Leasing Trust, Series 2019-3, Class A2B, 2.035% (1 Month USD LIBOR + 27 bps), 10/20/21	8,502,508
37,068(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	37,061
4,700,000(b)	GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 2.31% (1 Month USD LIBOR + 57 bps), 1/18/22 (144A)	4,700,611
6,500,000(b)	GMF Floorplan Owner Revolving Trust, Series 2018-3, Class A, 2.06% (1 Month USD LIBOR + 32 bps), 9/15/22 (144A)	6,502,551
15,750,000(b)	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A2, 2.15% (1 Month USD LIBOR + 41 bps), 9/15/23 (144A)	15,754,646
1,250,000(b)	Goldentree Loan Management US CLO 3, Ltd., Series 2018-3A, Class X, 2.516% (3 Month USD LIBOR + 55 bps), 4/20/30 (144A)	1,249,990
1,400,000(b)	Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class X, 2.688% (3 Month USD LIBOR + 50 bps), 10/20/32 (144A)	1,399,976
1,004,599(b)	Golub Capital BDC CLO LLC, Series 2014-1A, Class A1R, 2.89% (3 Month USD LIBOR + 95 bps), 4/25/26 (144A)	1,004,587
3,000,000(b)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 3.491% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	2,992,143
1,821,000(b)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 3.271% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	1,805,766
10,000,000(b)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 3.591% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,931,130
5,000,000(b)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 0.0% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	5,000,000
14,900,000(b)	GPMT, Ltd., Series 2019-FL2, Class A, 3.04% (1 Month USD LIBOR + 130 bps), 2/22/36 (144A)	14,937,845
7,201,344	Great American Auto Leasing, Inc., Series 2019-1, Class A2, 2.97%, 6/15/21 (144A)	7,230,405
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
106,250(b)	Greywolf CLO II, Ltd., Series 2013-1A, Class X, 2.701% (3 Month USD LIBOR + 70 bps), 10/15/29 (144A)	$106,249
4,143(b)	GSAA Home Equity Trust, Series 2004-11, Class 2A1, 2.452% (1 Month USD LIBOR + 66 bps), 12/25/34	4,145
2,238,471(b)	GSAA Home Equity Trust, Series 2005-6, Class A3, 2.162% (1 Month USD LIBOR + 37 bps), 6/25/35	2,239,757
118,393(b)	GSAA Home Equity Trust, Series 2005-9, Class 2A3, 2.162% (1 Month USD LIBOR + 37 bps), 8/25/35	118,420
4,800,407(b)	GSAMP Trust, Series 2005-HE4, Class M2, 2.527% (1 Month USD LIBOR + 74 bps), 7/25/45	4,807,318
426,341(b)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.092% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	424,768
4,836,242(b)	HANA SBA LOAN TRUST, Series 2019-1, Class A, 3.792% (1 Month USD LIBOR + 200 bps), 8/25/45 (144A)	4,836,224
1,083,333(b)	Harbor Park CLO, Ltd., Series 2018-1A, Class X, 2.866% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	1,083,323
4,470,000	Harley-Davidson Motorcycle Trust, Series 2019-A, Class A2, 2.37%, 5/15/22	4,475,344
322,853	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	322,146
3,600,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.065% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	3,604,662
2,400,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.215% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,406,810
1,718,633(b)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 2.365% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	1,719,113
5,745,305(b)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 2.215% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	5,749,113
52,316	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	52,097
4,000,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	4,018,340
163,491(b)	Home Equity Asset Trust, Series 2004-8, Class M1, 2.662% (1 Month USD LIBOR + 87 bps), 3/25/35	163,883
2,607,059(b)	Home Equity Asset Trust, Series 2005-3, Class M4, 2.432% (1 Month USD LIBOR + 64 bps), 8/25/35	2,621,054
1,244,746(b)	Home Equity Asset Trust, Series 2005-6, Class M2, 2.282% (1 Month USD LIBOR + 49 bps), 12/25/35	1,245,377
114,046(b)	Home Equity Asset Trust, Series 2005-7, Class M1, 2.242% (1 Month USD LIBOR + 45 bps), 1/25/36	114,339
4,381,780(b)	Home Equity Asset Trust, Series 2006-3, Class 2A4, 2.102% (1 Month USD LIBOR + 31 bps), 7/25/36	4,380,166
3,000,000(b)	Home Partners of America Trust, Series 2017-1, Class C, 3.287% (1 Month USD LIBOR + 155 bps), 7/17/34 (144A)	3,002,882
2,500,000(b)	Home Partners of America Trust, Series 2017-1, Class D, 3.637% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	2,502,402
11,000,000	HPEFS Equipment Trust, Series 2019-1A, Class A2, 2.19%, 9/20/29 (144A)	11,009,545
1,320,287(b)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 2.092% (1 Month USD LIBOR + 30 bps), 12/25/35	1,320,659
483,443(b)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 2.162% (1 Month USD LIBOR + 37 bps), 1/25/36	482,994
2,067,000(b)	Invitation Homes Trust, Series 2017-SFR2, Class C, 3.187% (1 Month USD LIBOR + 145 bps), 12/17/36 (144A)	2,067,973
11,497,802(b)	Invitation Homes Trust, Series 2018-SFR1, Class A, 2.437% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	11,400,997
4,000,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class B, 2.687% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,962,734
7,165,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class D, 3.187% (1 Month USD LIBOR + 145 bps), 3/17/37 (144A)	7,151,063
5,479,251(b)	Invitation Homes Trust, Series 2018-SFR1, Class E, 3.737% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	5,484,494
1,750,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class C, 3.02% (1 Month USD LIBOR + 128 bps), 6/17/37 (144A)	1,748,212
10,000,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 3.19% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	10,012,432
6,856,743(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 3.737% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	6,878,214
13,821,000(b)	Invitation Homes Trust, Series 2018-SFR4, Class E, 3.687% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	13,855,074
5,900,000(b)	Ivy Hill Middle Market Credit Fund X, Ltd., Series 10A, Class A1AR, 3.253% (3 Month USD LIBOR + 125 bps), 7/18/30 (144A)	5,814,043
285,714(b)	Jefferson Mill CLO, Ltd., Series 2015-1I, Class XR, 2.566% (3 Month USD LIBOR + 60 bps), 10/20/31	285,712
15,741(b)	JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 2.022% (1 Month USD LIBOR + 23 bps), 7/25/36	15,739
22,600,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825%, 3/15/24 (144A)	22,849,445
1,400,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	1,416,158
4,758,460(b)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 2.342% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	4,736,463
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
425,000(b)	LCM 28, Ltd., Series 28A, Class X, 2.866% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	$424,996
854,345(b)	Lehman XS Trust, Series 2005-4, Class 1A3, 2.592% (1 Month USD LIBOR + 80 bps), 10/25/35	852,746
16,642,764	Lendingpoint Asset Securitization Trust, Series 2019-1, Class A, 3.154%, 8/15/25 (144A)	16,668,888
2,500,000	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	2,495,107
15,000,000	LL ABS Trust, Series 2019-1A, Class A, 2.87%, 3/15/27 (144A)	14,998,905
12,000,000(b)	LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, 2.87% (1 Month USD LIBOR + 113 bps), 5/15/28 (144A)	12,005,734
7,500,000(b)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 2.87% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	7,499,990
12,300,000(b)	M360 LLC, Series 2019-CRE2, Class A, 3.14% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	12,298,369
1,000,000(b)	Madison Park Funding XII, Ltd., Series 2014-12A, Class CR, 4.316% (3 Month USD LIBOR + 235 bps), 7/20/26 (144A)	1,002,611
6,000,000(b)	Madison Park Funding XXI, Ltd., Series 2016-21A, Class X, 2.84% (3 Month USD LIBOR + 90 bps), 10/15/32 (144A)	5,999,976
333,335(b)	Magnetite XV, Ltd., Series 2015-15A, Class X, 2.49% (3 Month USD LIBOR + 55 bps), 7/25/31 (144A)	333,332
15,700,000(b)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 2.89% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	15,695,174
5,109,795	Marlette Funding Trust, Series 2017-1A, Class C, 6.658%, 3/15/24 (144A)	5,118,172
692,638	Marlette Funding Trust, Series 2018-2A, Class A, 3.06%, 7/17/28 (144A)	693,057
2,427,842	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	2,432,555
2,500,000	Marlette Funding Trust, Series 2018-3A, Class B, 3.86%, 9/15/28 (144A)	2,521,916
5,912,145	Marlette Funding Trust, Series 2019-1A, Class A, 3.44%, 4/16/29 (144A)	5,955,043
13,809,381	Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29 (144A)	13,897,845
8,259,804	Marlette Funding Trust, Series 2019-3A, Class A, 2.69%, 9/17/29 (144A)	8,281,822
16,772,756	Marlette Funding Trust, Series 2019-4A, Class A, 2.39%, 12/17/29 (144A)	16,784,819
863,199	Marlin Receivables LLC, Series 2018-1A, Class A2, 3.05%, 10/20/20 (144A)	863,803
27,000,000	Marlin Receivables LLC, Series 2018-1A, Class A3, 3.36%, 4/20/23 (144A)	27,156,543
15,500,000(b)	Master Credit Card Trust, Series 2019-1A, Class A, 2.265% (1 Month USD LIBOR + 48 bps), 7/21/22 (144A)	15,527,982
9,300,000(b)	Master Credit Card Trust II, Series 2018-3A, Class A, 2.125% (1 Month USD LIBOR + 34 bps), 1/21/22 (144A)	9,307,405
12,000,000(b)	Master Credit Card Trust II, Series 2019-2A, Class A, 2.175% (1 Month USD LIBOR + 39 bps), 1/21/23 (144A)	12,005,575
331,513(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 2.652% (1 Month USD LIBOR + 86 bps), 6/25/35	330,284
2,473,794(b)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 2.542% (1 Month USD LIBOR + 75 bps), 6/25/36	2,481,301
6,154,976(c)	MFA Trust, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	6,154,365
6,137,982(d)	Mill City Mortgage Trust, Series 2015-1, Class A3, 3.0%, 6/25/56 (144A)	6,134,260
5,750,000	MMAF Equipment Finance LLC, Series 2019-B, Class A2, 2.07%, 10/12/22 (144A)	5,750,990
4,500,000(b)	Monroe Capital Mml CLO, Ltd., Series 2017-1A, Class A, 3.553% (3 Month USD LIBOR + 160 bps), 4/22/29 (144A)	4,486,325
45,723(b)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE6, Class M1, 2.182% (1 Month USD LIBOR + 39 bps), 11/25/35	45,722
1,917,494(b)	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 2.082% (1 Month USD LIBOR + 29 bps), 2/25/36	1,890,755
624,772(b)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.072% (1 Month USD LIBOR + 28 bps), 2/25/36	620,358
962,500(b)	Motor Plc, Series 2017-1A, Class A1, 2.322% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	962,194
2,963,455(b)	National Collegiate Trust, Series 2007-A, Class A, 2.087% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	2,857,235
8,666,467(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651%, 6/25/29 (144A)	8,670,176
7,830,418(b)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 2.072% (1 Month USD LIBOR + 28 bps), 9/25/36	7,776,649
19,393,080(b)	Navient Student Loan Trust, Series 2019-4A, Class A1, 2.072% (1 Month USD LIBOR + 28 bps), 7/25/68 (144A)	19,364,256
6,500,000(b)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 2.422% (1 Month USD LIBOR + 63 bps), 9/25/23 (144A)	6,510,735
1,100,000(b)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 2.842% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,101,511
3,108,099	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.6%, 12/26/40 (144A)	3,136,866
9,227,551(b)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.028% (3 Month USD LIBOR + 10 bps), 3/23/37	8,948,611
5,000,000(b)	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class XR2, 2.866% (3 Month USD LIBOR + 90 bps), 10/21/30 (144A)	4,999,950
2,750,000(b)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 2.902% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	2,749,975
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,675,618(b)	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 2.467% (1 Month USD LIBOR + 68 bps), 3/25/35	$5,682,624
1,699,136(b)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 2.467% (1 Month USD LIBOR + 68 bps), 6/25/35	1,699,535
896,157(b)	Newtek Small Business Loan Trust, Series 2016-1A, Class A, 4.792% (1 Month USD LIBOR + 300 bps), 2/25/42 (144A)	909,879
4,489,472(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.792% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	4,520,321
5,337,316(b)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 3.408% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	5,343,966
4,105,627(b)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.708% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	4,138,522
12,861,124(b)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 3.442% (1 Month USD LIBOR + 165 bps), 12/25/44 (144A)	12,861,108
2,743,706(b)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 4.292% (1 Month USD LIBOR + 250 bps), 12/25/44 (144A)	2,743,701
5,300,000(b)	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 2.42% (1 Month USD LIBOR + 68 bps), 10/17/22 (144A)	5,311,838
25,000,000(b)	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 2.44% (1 Month USD LIBOR + 70 bps), 10/15/24 (144A)	25,022,905
19,015,000(b)	Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 2.06% (1 Month USD LIBOR + 32 bps), 10/17/22	19,027,953
15,000,000	NMEF Funding 2015-A LLC, Series 2019-A, Class A, 2.73%, 8/15/26 (144A)	14,986,446
183,856(b)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 2.572% (1 Month USD LIBOR + 78 bps), 5/25/33	183,981
2,446,028(b)	NovaStar Mortgage Funding Trust, Series 2005-1, Class M4, 2.728% (1 Month USD LIBOR + 102 bps), 6/25/35	2,447,512
3,254,399(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.467% (1 Month USD LIBOR + 68 bps), 1/25/36	3,251,532
16,145,328(b)	OCP CLO, Ltd., Series 2015-8A, Class A1R, 2.852% (3 Month USD LIBOR + 85 bps), 4/17/27 (144A)	16,146,797
2,000,000(b)	Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class XR, 2.552% (3 Month USD LIBOR + 55 bps), 7/17/30 (144A)	1,999,986
6,175,000(b)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A1R2, 2.94% (3 Month USD LIBOR + 100 bps), 1/25/31 (144A)	6,138,018
3,750,000(b)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XRR, 2.659% (3 Month USD LIBOR + 75 bps), 2/14/31 (144A)	3,749,955
4,062,500(b)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 2.603% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	4,062,415
8,500,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class AT1, 2.514%, 8/15/50 (144A)	8,523,424
1,250,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class DT1, 3.107%, 8/15/50 (144A)	1,253,425
2,250,000(b)	OHA Credit Funding 3, Ltd., Series 2019-3A, Class X, 3.275% (3 Month USD LIBOR + 65 bps), 7/20/32 (144A)	2,249,946
5,395,941(b)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.54% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	5,398,818
6,405,700(b)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.527% (1 Month USD LIBOR + 74 bps), 8/25/35	6,409,429
2,129,086(b)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 2.232% (1 Month USD LIBOR + 44 bps), 11/25/35	2,130,885
601,238(b)	Option One Mortgage Loan Trust, Series 2006-1, Class 2A3, 1.982% (1 Month USD LIBOR + 19 bps), 1/25/36	601,226
4,592(c)	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.9%, 3/25/37	4,529
29,159	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.91%, 4/12/21 (144A)	29,182
662,700(b)	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2B, 2.205% (1 Month USD LIBOR + 49 bps), 4/12/21 (144A)	662,808
3,264,542	Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21 (144A)	3,272,508
6,838,040	Oscar US Funding Trust X LLC, Series 2019-1A, Class A2, 3.1%, 4/11/22 (144A)	6,867,548
13,500,000(b)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 3.636% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	13,499,703
49,087	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	49,313
2,187,500(b)	OZLM VIII, Ltd., Series 2014-8A, Class XRR, 2.702% (3 Month USD LIBOR + 70 bps), 10/17/29 (144A)	2,187,483
1,000,000(b)	OZLM XXII, Ltd., Series 2018-22A, Class X, 2.552% (3 Month USD LIBOR + 55 bps), 1/17/31 (144A)	999,768
13,624,995(b)	Palmer Square CLO, Ltd., Series 2018-3A, Class A1, 2.76% (3 Month USD LIBOR + 85 bps), 8/15/26 (144A)	13,631,304
3,396,791(b)	Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1, 2.741% (3 Month USD LIBOR + 74 bps), 10/15/25 (144A)	3,396,866
13,662,112(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A1, 2.601% (3 Month USD LIBOR + 60 bps), 4/15/26 (144A)	13,634,460
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
4,250,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.051% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	$4,197,572
3,685,427(b)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class A1, 2.651% (3 Month USD LIBOR + 65 bps), 7/15/26 (144A)	3,673,151
1,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class D, 5.951% (3 Month USD LIBOR + 395 bps), 7/15/26 (144A)	974,994
10,319,126(b)	Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1, 2.81% (3 Month USD LIBOR + 90 bps), 11/15/26 (144A)	10,322,490
21,146,286	Pawnee Equipment Receivables LLC, Series 2019-1, Class A1, 2.294%, 10/15/20 (144A)	21,152,042
10,000,000	Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	9,961,944
6,700,000(b)	PFS Financing Corp., Series 2017-BA, Class A1, 2.34% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	6,699,446
17,500,000(b)	PFS Financing Corp., Series 2018-E, Class A, 2.19% (1 Month USD LIBOR + 45 bps), 10/17/22 (144A)	17,497,076
30,000,000(b)	PFS Financing Corp., Series 2019-B, Class A, 2.29% (1 Month USD LIBOR + 55 bps), 9/15/23 (144A)	30,012,873
113,316(b)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 2.222% (1 Month USD LIBOR + 43 bps), 6/25/35	113,351
1,595,015	Prosper Marketplace Issuance Trust, Series 2019-1A, Class A, 3.54%, 4/15/25 (144A)	1,600,574
6,554,263	Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 2/17/26 (144A)	6,551,210
8,200,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	8,212,043
2,600,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	2,602,641
7,592,118(b)	RAAC Trust, Series 2006-RP1, Class M2, 2.992% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	7,668,559
787,726(b)	RAMP Trust, Series 2005-EFC6, Class M2, 2.437% (1 Month USD LIBOR + 65 bps), 11/25/35	788,245
5,350,627(b)	RAMP Trust, Series 2005-RS7, Class M1, 2.292% (1 Month USD LIBOR + 50 bps), 7/25/35	5,360,222
105,572(b)	RAMP Trust, Series 2006-EFC2, Class A3, 1.952% (1 Month USD LIBOR + 16 bps), 12/25/36	105,229
18,545(b)	RAMP Trust, Series 2006-RZ3, Class A3, 2.082% (1 Month USD LIBOR + 29 bps), 8/25/36	18,541
3,684,152(b)	RAMP Trust, Series 2006-RZ4, Class A3, 2.062% (1 Month USD LIBOR + 27 bps), 10/25/36	3,674,535
1,262,408(b)	RASC Trust, Series 2001-KS3, Class AII, 2.252% (1 Month USD LIBOR + 46 bps), 9/25/31	1,250,396
367,287(b)	RASC Trust, Series 2005-EMX3, Class M3, 2.252% (1 Month USD LIBOR + 46 bps), 9/25/35	367,289
819,764(b)	RASC Trust, Series 2005-EMX4, Class M2, 2.452% (1 Month USD LIBOR + 66 bps), 11/25/35	820,757
1,386,512(b)	RASC Trust, Series 2005-KS1, Class M1, 2.467% (1 Month USD LIBOR + 68 bps), 2/25/35	1,386,005
1,525,036(b)	RASC Trust, Series 2005-KS2, Class M1, 2.437% (1 Month USD LIBOR + 65 bps), 3/25/35	1,524,597
865,695(b)	RASC Trust, Series 2005-KS7, Class M4, 2.578% (1 Month USD LIBOR + 87 bps), 8/25/35	867,233
757,498(b)	RASC Trust, Series 2005-KS8, Class M3, 2.272% (1 Month USD LIBOR + 48 bps), 8/25/35	758,075
170,459(b)	RASC Trust, Series 2005-KS11, Class M1, 2.192% (1 Month USD LIBOR + 40 bps), 12/25/35	170,605
2,756,532(b)	RASC Trust, Series 2005-KS12, Class M1, 2.232% (1 Month USD LIBOR + 44 bps), 1/25/36	2,759,045
4,817,463(b)	Ready Capital Mortgage Financing LLC, Series 2018-FL2, Class A, 2.642% (1 Month USD LIBOR + 85 bps), 6/25/35 (144A)	4,808,673
12,000,000(d)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 4.25%, 12/27/44 (144A)	12,000,000
6,400,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	6,388,991
3,221,890(d)	RMF Buyout Issuance Trust, Series 2018-1, Class A, 3.436%, 11/25/28 (144A)	3,223,075
2,000,000(d)	RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.912%, 11/25/28 (144A)	2,000,000
7,500,000(b)	Rosy, Series 2018-1, Class A2, 4.99% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,500,000
42,464(b)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 2.692% (1 Month USD LIBOR + 90 bps), 11/25/33	41,986
66,515	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09%, 4/15/22	66,542
2,106,579(b)	Santander Drive Auto Receivables Trust, Series 2019-1, Class A2B, 2.01% (1 Month USD LIBOR + 27 bps), 1/18/22	2,106,662
3,182,656(b)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.942% (1 Month USD LIBOR + 15 bps), 9/25/36	3,170,334
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
737,122	SCF Equipment Leasing LLC, Series 2017-1A, Class A, 3.77%, 1/20/23 (144A)	$740,958
3,197,389	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	3,199,414
10,507,203	SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23 (144A)	10,535,605
15,742,549	SCF Equipment Leasing LLC, Series 2019-2A, Class A1, 2.22%, 6/20/24 (144A)	15,735,237
23,646(b)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 2.222% (1 Month USD LIBOR + 43 bps), 10/25/35	23,488
4,732,830	Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2, 2.862%, 5/25/21 (144A)	4,742,839
746,705(b)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 2.142% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	739,281
3,054,592(b)	SG Mortgage Securities Trust, Series 2005-OPT1, Class M1, 2.222% (1 Month USD LIBOR + 43 bps), 10/25/35	3,054,697
220,427	Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32 (144A)	220,331
15,027,164	Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.9%, 12/15/22 (144A)	15,051,174
8,750,154(b)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 2.134% (3 Month USD LIBOR + 24 bps), 12/16/41	8,500,008
14,000,000(b)	SLM Student Loan Trust, Series 2006-10, Class A6, 2.09% (3 Month USD LIBOR + 15 bps), 3/25/44	13,124,642
9,254,898	Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (144A)	9,255,431
10,883,196	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	10,965,067
763,992	Sofi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/25 (144A)	765,824
369,480	Sofi Consumer Loan Program LLC, Series 2016-3, Class A, 3.05%, 12/26/25 (144A)	370,101
1,386,591	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	1,392,882
3,846,608	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	3,858,425
158,136	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 5/25/26 (144A)	158,689
84,634	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.93%, 4/26/27 (144A)	84,662
1,066,461	Sofi Consumer Loan Program Trust, Series 2018-3, Class A1, 3.2%, 8/25/27 (144A)	1,068,103
7,094,223	Sofi Consumer Loan Program Trust, Series 2018-4, Class A, 3.54%, 11/26/27 (144A)	7,151,282
5,600,566	Sofi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (144A)	5,639,714
4,705,652	Sofi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (144A)	4,736,082
769,195(b)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 2.842% (1 Month USD LIBOR + 105 bps), 4/25/35 (144A)	772,640
844,207(b)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 2.842% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	846,524
1,428,297(b)	Sofi Professional Loan Program LLC, Series 2015-D, Class A1, 3.292% (1 Month USD LIBOR + 150 bps), 10/27/36 (144A)	1,440,762
1,469,730(b)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 3.542% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	1,487,649
1,104,991(b)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 2.992% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	1,112,322
2,943,799(b)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 2.892% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	2,953,540
782,338(b)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 2.742% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	785,462
2,135,355(b)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 2.642% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	2,135,481
534,138(b)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 2.492% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	534,928
667,099(b)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 2.392% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	664,907
1,195,333(b)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 2.292% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	1,192,521
389,794	Sofi Professional Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 1/25/41 (144A)	389,515
1,609,368(b)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.142% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	1,603,474
1,165,363	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 2/25/42 (144A)	1,167,679
9,895,088	Sofi Professional Loan Program LLC, Series 2019-C, Class A1FX, 2.13%, 11/16/48 (144A)	9,891,548
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,323,554	Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/47 (144A)	$5,331,456
2,000,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class X, 0.0% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	2,000,000
18,500,000	Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28 (144A)	18,543,586
4,500,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.34% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	4,503,367
1,375,000(b)	Stewart Park CLO, Ltd., Series 2015-1A, Class X, 2.601% (3 Month USD LIBOR + 60 bps), 1/15/30 (144A)	1,374,990
1,787,545(b)	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A1, 2.552% (1 Month USD LIBOR + 76 bps), 1/25/33	1,788,225
5,587,039(b)	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, 2.792% (1 Month USD LIBOR + 100 bps), 10/25/33	5,559,044
160,564(b)	Structured Asset Investment Loan Trust, Series 2004-10, Class A4, 2.792% (1 Month USD LIBOR + 100 bps), 11/25/34	160,652
70,585(b)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 2.852% (1 Month USD LIBOR + 106 bps), 11/25/34	70,752
216,052(b)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 2.262% (1 Month USD LIBOR + 47 bps), 7/25/35	216,438
3,483,776(b)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 2.512% (1 Month USD LIBOR + 72 bps), 9/25/35	3,474,934
100,000(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 2.262% (1 Month USD LIBOR + 47 bps), 5/25/35	100,318
4,303,713(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 1.972% (1 Month USD LIBOR + 18 bps), 4/25/36	4,239,433
1,913,261(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 2.092% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	1,908,098
375,785(b)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 2003-BC2, Class M1, 3.292% (1 Month USD LIBOR + 150 bps), 2/25/33	379,019
680,164(b)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 2.222% (1 Month USD LIBOR + 43 bps), 9/25/35	680,797
35,737(b)	Structured Asset Securities Corp. Trust, Series 2005-WF1, Class A3, 2.452% (1 Month USD LIBOR + 66 bps), 2/25/35	35,743
750,000(b)	Symphony CLO XIX, Ltd., Series 2018-19A, Class X, 2.501% (3 Month USD LIBOR + 50 bps), 4/16/31 (144A)	749,995
875,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	875,681
1,750,611	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	1,749,621
764,444	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	763,551
462,444(b)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.172% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	462,895
5,200,447(b)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 2.022% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	5,196,997
750,000(b)	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class X, 2.616% (3 Month USD LIBOR + 65 bps), 10/20/30 (144A)	745,628
3,279,111	Tidewater Auto Receivables Trust, Series 2016-AA, Class D, 5.86%, 11/15/21 (144A)	3,279,328
1,017,393	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	1,018,679
3,367,879	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	3,375,737
14,543,322(b)	Towd Point Asset Trust, Series 2018-SL1, Class A, 2.308% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	14,316,220
11,000,000(b)	Towd Point Asset Trust, Series 2018-SL1, Class B, 2.758% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,398,284
6,747,683(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	6,753,514
618,921(d)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	621,804
2,925,765(d)	Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.75%, 5/25/55 (144A)	2,923,540
15,389,035(d)	Towd Point Mortgage Trust, Series 2015-6, Class A1B, 2.75%, 4/25/55 (144A)	15,394,761
1,856,809(d)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	1,873,742
12,125,114(b)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.392% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	12,095,158
2,077,689(d)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	2,068,829
8,194,079(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	8,158,445
16,221,964(b)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 2.792% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	16,257,143
3,108,129(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 2.792% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	3,118,481
5,665,824(d)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	5,658,148
17,139,364(b)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 2.792% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	17,160,274
5,318,000(b)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1B, 2.792% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	5,297,595
18,000,000(d)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A1, 3.0%, 11/25/59 (144A)	18,031,261
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
8,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.59% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	$8,003,832
2,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.44% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,003,042
13,750,000(b)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 2.47% (1 Month USD LIBOR + 73 bps), 3/15/22 (144A)	13,714,346
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,553,667
2,692,308(b)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 2.666% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	2,692,283
18,500,000(b)	Trillium Credit Card Trust II, Series 2018-2A, Class A, 2.142% (1 Month USD LIBOR + 35 bps), 9/26/23 (144A)	18,512,469
20,000,000(b)	Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.272% (1 Month USD LIBOR + 48 bps), 1/26/24 (144A)	20,059,998
16,400,000(b)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 3.84% (1 Month USD LIBOR + 210 bps), 9/15/34 (144A)	16,399,998
12,000,000	United Auto Credit Securitization Trust, Series 2018-1, Class E, 4.84%, 8/10/23 (144A)	12,186,866
1,415,984	United Auto Credit Securitization Trust, Series 2018-2, Class B, 3.56%, 8/10/22 (144A)	1,417,645
6,365,672	United Auto Credit Securitization Trust, Series 2019-1, Class A, 2.82%, 7/12/21 (144A)	6,376,245
8,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24 (144A)	8,735,855
2,107,478	Upstart Securitization Trust, Series 2019-1, Class A, 3.45%, 4/20/26 (144A)	2,110,554
14,682,790	Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/29 (144A)	14,723,463
20,000,000	Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/30 (144A)	19,993,122
13,567,109	US Auto Funding LLC, Series 2019-1A, Class A, 3.61%, 4/15/22 (144A)	13,630,252
197,368(b)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 2.716% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	197,366
1,439,210(b)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 2.881% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	1,439,204
3,534,067(b)	Verizon Owner Trust, Series 2017-3A, Class A1B, 1.994% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	3,535,604
12,300,000(b)	Verizon Owner Trust, Series 2018-1A, Class A1B, 2.025% (1 Month USD LIBOR + 26 bps), 9/20/22 (144A)	12,307,107
10,000,000(b)	Verizon Owner Trust, Series 2019-A, Class A1B, 2.095% (1 Month USD LIBOR + 33 bps), 9/20/23	10,003,905
23,500,000(b)	Verizon Owner Trust, Series 2019-C, Class A1B, 2.144% (1 Month USD LIBOR + 42 bps), 4/22/24	23,526,508
4,831,414	Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.63%, 5/15/23 (144A)	4,842,880
6,500,000	Volvo Financial Equipment LLC, Series 2019-2A, Class A2, 2.02%, 8/15/22 (144A)	6,498,931
5,850,000(b)	Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 2.24% (1 Month USD LIBOR + 50 bps), 11/15/22 (144A)	5,863,319
11,250,000(b)	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 2.26% (1 Month USD LIBOR + 52 bps), 7/17/23 (144A)	11,289,388
130,355(b)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4, 2.042% (1 Month USD LIBOR + 25 bps), 7/25/36	130,294
153,754	Westgate Resorts LLC, Series 2016-1A, Class A, 3.5%, 12/20/28 (144A)	154,212
3,893,358	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	3,908,485
1,825,012	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,839,936
3,858,837	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	3,899,119
598,269	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	604,197
1,630,334	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/21 (144A)	1,630,720
1,185,309(b)	Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.07% (1 Month USD LIBOR + 33 bps), 9/15/21 (144A)	1,185,401
11,840,854(b)	Westlake Automobile Receivables Trust, Series 2019-1A, Class A2B, 2.14% (1 Month USD LIBOR + 40 bps), 5/16/22 (144A)	11,845,780
20,000,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 2/15/23 (144A)	20,000,870
246,446	Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 4/20/26 (144A)	246,380
10,284(b)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 2.072% (1 Month USD LIBOR + 28 bps), 5/25/28	10,213
25,000,000(b)	World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1.97% (1 Month USD LIBOR + 23 bps), 2/15/23	25,000,195
1,231,944	World Omni Select Auto Trust, Series 2018-1A, Class A2, 3.24%, 4/15/22 (144A)	1,234,226
17,500,000(b)	World Omni Select Auto Trust, Series 2019-A, Class A2B, 2.08% (1 Month USD LIBOR + 34 bps), 8/15/23	17,495,181
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,611,345,966)	$2,611,940,147
	COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3% of Net Assets
11,500,000(b)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 2.99% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$11,486,236
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
301,659(d)	Agate Bay Mortgage Trust, Series 2014-3, Class A4, 3.0%, 11/25/44 (144A)	$302,903
206,264(b)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.372% (1 Month USD LIBOR + 58 bps), 5/25/34	207,084
10,139,846	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class A1, 2.45%, 7/20/20 (144A)	10,139,606
12,500,000(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 3.99% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	12,514,916
15,635,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 3.34% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	15,615,986
3,928,023(b)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 2.64% (1 Month USD LIBOR + 90 bps), 9/15/35 (144A)	3,928,156
9,787,481(b)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 2.815% (1 Month USD LIBOR + 105 bps), 9/15/36 (144A)	9,795,632
12,433,024(b)	BDS, Series 2018-FL2, Class A, 2.687% (1 Month USD LIBOR + 95 bps), 8/15/35 (144A)	12,425,289
837,119(b)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.392% (1 Month USD LIBOR + 60 bps), 6/25/34	840,947
2,751,866(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.492% (1 Month USD LIBOR + 70 bps), 1/25/35	2,750,621
466,808(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.632% (1 Month USD LIBOR + 84 bps), 1/25/35	466,381
819,920(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.492% (1 Month USD LIBOR + 70 bps), 1/25/35	820,181
404,451(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.632% (1 Month USD LIBOR + 84 bps), 1/25/35	404,304
5,349,758(b)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.332% (1 Month USD LIBOR + 54 bps), 8/25/35	5,396,648
105,349(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.118%, 6/25/30	107,963
1,984,927(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.492% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	1,989,265
4,200,000(b)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 5.142% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	4,296,409
13,445,782(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.392% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	13,464,146
1,532,431(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 2.742% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	1,532,553
3,444,809(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1A, 2.992% (1 Month USD LIBOR + 120 bps), 10/25/28 (144A)	3,445,554
4,250,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.642% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	4,258,056
6,125,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 4.542% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,193,781
69,565(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1A, 3.092% (1 Month USD LIBOR + 130 bps), 3/25/29 (144A)	69,621
5,140,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.542% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	5,127,947
2,800,000(b)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 4.292% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,811,776
10,511,000(b)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 3.392% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	10,522,187
10,000,000(b)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 3.792% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	9,994,730
13,500,000(b)	BHP Trust, Series 2019-BXHP, Class D, 3.511% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	13,424,678
8,000,000(b)	Brass NO 8 PLC, Series 8A, Class A1, 2.806% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	7,996,428
12,300,000(b)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 7/6/20	12,307,314
7,750,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	7,758,582
5,700,000(b)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	5,700,000
5,700,000(b)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	5,703,942
7,625,000(b)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	7,633,436
15,097,944(b)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.091% (1 Month USD LIBOR + 240 bps), 12/5/20 (144A)	15,116,817
14,500,000(b)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.197% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	14,520,333
6,219,471(b)	BX Commercial Mortgage Trust, Series 2018-IND, Class A, 2.49% (1 Month USD LIBOR + 75 bps), 11/15/35 (144A)	6,215,750
5,810,000(b)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.04% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	5,811,739
19,600,000(b)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 4.04% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	19,618,365
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,413,564(b)	BX Trust, Series 2017-APPL, Class B, 2.89% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	$7,411,183
9,300,000(b)	BX Trust, Series 2019-ATL, Class B, 3.126% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	9,294,451
7,719,594(b)	BXMT, Ltd., Series 2017-FL1, Class A, 2.607% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	7,717,585
8,000,000(b)	BXP Trust, Series 2017-CQHP, Class B, 2.84% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,974,394
2,171,167(b)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 2.89% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,171,209
722,572(b)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.594% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	721,242
10,000,000(b)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 3.19% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	9,984,393
9,409,497(b)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.71% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	9,391,907
5,700,000(b)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.04% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,671,013
15,000,000(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class C, 3.49% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	14,962,448
89,237(b)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 2.292% (1 Month USD LIBOR + 50 bps), 6/25/18	89,237
9,500,000(b)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 3.24% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	9,502,992
1,020,833(b)	CIFC Funding, Ltd., Series 2013-1A, Class X, 2.851% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	1,020,903
725	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	739
8,750,000(b)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class B, 2.84% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	8,706,842
5,500,000(b)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class C, 3.04% (1 Month USD LIBOR + 130 bps), 12/15/36 (144A)	5,504,215
15,000,000(b)	CLNY Trust, Series 2019-IKPR, Class B, 3.218% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	14,859,558
5,000,000(b)	CLNY Trust, Series 2019-IKPR, Class E, 4.461% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	4,953,181
334,770(b)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.152% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	334,801
7,000,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	7,003,086
20,588,250(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 3.858% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	20,680,872
3,490,170(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M1, 2.642% (1 Month USD LIBOR + 85 bps), 7/25/31 (144A)	3,491,257
701,943(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 2.642% (1 Month USD LIBOR + 85 bps), 8/25/31 (144A)	701,991
10,745,847(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M1, 2.542% (1 Month USD LIBOR + 75 bps), 9/25/39 (144A)	10,748,071
6,750,000(b)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 3.64% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	6,764,679
10,000,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.89% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	10,015,662
91,756(b)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 2.532% (1 Month USD LIBOR + 74 bps), 6/25/34	92,171
373,183(d)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	375,581
10,380,000(b)	CSMC Trust, Series 2017-HD, Class B, 3.09% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	10,367,166
1,226,665(b)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 2.966% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	1,226,638
6,829,269(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.492% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	6,838,758
10,460,000(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.592% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	10,474,682
13,270,262(b)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.392% (1 Month USD LIBOR + 260 bps), 5/25/24	13,818,546
6,162,218(b)	Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 6.692% (1 Month USD LIBOR + 490 bps), 11/25/24	6,767,884
8,747,800(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 8.542% (1 Month USD LIBOR + 675 bps), 8/25/28	9,732,300
6,948,428(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.792% (1 Month USD LIBOR + 600 bps), 9/25/28	7,645,653
18,122,722(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 7.692% (1 Month USD LIBOR + 590 bps), 10/25/28	19,572,650
11,541,773(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 6.242% (1 Month USD LIBOR + 445 bps), 1/25/29	12,190,179
444,616(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 3.092% (1 Month USD LIBOR + 130 bps), 7/25/29	445,026
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
15,517,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 5.342% (1 Month USD LIBOR + 355 bps), 7/25/29	$16,421,390
497,370(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 2.942% (1 Month USD LIBOR + 115 bps), 9/25/29	497,755
4,397,615(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 2.742% (1 Month USD LIBOR + 95 bps), 10/25/29	4,403,706
987,221(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.642% (1 Month USD LIBOR + 85 bps), 11/25/29	987,471
29,596(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.342% (1 Month USD LIBOR + 55 bps), 1/25/30	29,593
10,800,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 3.992% (1 Month USD LIBOR + 220 bps), 1/25/30	10,985,960
10,526,604(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 3.992% (1 Month USD LIBOR + 220 bps), 1/25/30	10,717,619
99,459(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 1M1, 2.542% (1 Month USD LIBOR + 75 bps), 2/25/30	99,459
9,703,093(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2, 4.592% (1 Month USD LIBOR + 280 bps), 2/25/30	9,965,237
5,638,345(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2A, 4.592% (1 Month USD LIBOR + 280 bps), 2/25/30	5,684,441
9,873,392(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.192% (1 Month USD LIBOR + 240 bps), 5/25/30	10,077,083
1,852,096(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.392% (1 Month USD LIBOR + 60 bps), 7/25/30	1,851,606
1,772,894(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 2.472% (1 Month USD LIBOR + 68 bps), 10/25/30	1,773,294
2,875,582(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 2.542% (1 Month USD LIBOR + 75 bps), 12/25/30	2,876,047
18,710,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 4.342% (1 Month USD LIBOR + 255 bps), 12/25/30	19,040,892
3,323,786(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.512% (1 Month USD LIBOR + 72 bps), 1/25/31	3,324,574
18,890,680(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.792% (1 Month USD LIBOR + 200 bps), 3/25/31	18,969,923
1,337,602(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M1, 2.342% (1 Month USD LIBOR + 55 bps), 3/25/31	1,337,342
341,250(b)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 2.815% (1 Month USD LIBOR + 105 bps), 3/15/24	346,821
172,211(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 2.19% (1 Month USD LIBOR + 45 bps), 12/15/28	172,200
100,963(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 2.09% (1 Month USD LIBOR + 35 bps), 2/15/29	100,901
37,257(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 2.09% (1 Month USD LIBOR + 35 bps), 5/15/29	37,481
198,164(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 2.34% (1 Month USD LIBOR + 60 bps), 4/15/28	198,862
39,872(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 2.69% (1 Month USD LIBOR + 95 bps), 10/15/31	40,801
45,024(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 2.34% (1 Month USD LIBOR + 60 bps), 11/15/31	45,516
1,520,672(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2396, Class FE, 2.34% (1 Month USD LIBOR + 60 bps), 12/15/31	1,529,286
121,351(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 2.34% (1 Month USD LIBOR + 60 bps), 6/15/31	121,921
80,973(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 2.44% (1 Month USD LIBOR + 70 bps), 3/15/32	80,274
260,347(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 2.74% (1 Month USD LIBOR + 100 bps), 3/15/32	265,686
354,981(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 2.74% (1 Month USD LIBOR + 100 bps), 3/15/32	362,355
219,964(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 2.74% (1 Month USD LIBOR + 100 bps), 3/15/32	224,474
53,470(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 2.34% (1 Month USD LIBOR + 60 bps), 9/15/32	54,065
44,949(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 2.09% (1 Month USD LIBOR + 35 bps), 12/15/32	44,782
415,167(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 2.14% (1 Month USD LIBOR + 40 bps), 1/15/33	414,317
238,407(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.14% (1 Month USD LIBOR + 40 bps), 2/15/33	237,831
119,508(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 2.29% (1 Month USD LIBOR + 55 bps), 2/15/33	119,985
9,807(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 2.24% (1 Month USD LIBOR + 50 bps), 12/15/32	9,826
145,569(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 3.191% (1 Month USD LIBOR + 150 bps), 5/15/33	149,893
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
199,568(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 2.14% (1 Month USD LIBOR + 40 bps), 6/15/33	$199,153
469(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 1.99% (1 Month USD LIBOR + 25 bps), 7/15/21	469
117,105(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 2.74% (1 Month USD LIBOR + 100 bps), 11/15/33	120,466
237,108(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 1.99% (1 Month USD LIBOR + 25 bps), 1/15/35	235,646
380,604(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 2.08% (1 Month USD LIBOR + 34 bps), 5/15/35	378,731
210,905(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 1.99% (1 Month USD LIBOR + 25 bps), 8/15/35	210,782
131,644(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 1.99% (1 Month USD LIBOR + 25 bps), 8/15/35	130,864
71,063(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 2.09% (1 Month USD LIBOR + 35 bps), 11/15/35	70,745
87,972(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.04% (1 Month USD LIBOR + 30 bps), 1/15/36	87,252
106,785(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 2.09% (1 Month USD LIBOR + 35 bps), 2/15/36	106,296
340,394(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.04% (1 Month USD LIBOR + 30 bps), 2/15/36	337,917
247,147(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 2.04% (1 Month USD LIBOR + 30 bps), 3/15/36	246,076
3,439,394(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class FD, 2.09% (1 Month USD LIBOR + 35 bps), 4/15/36	3,426,746
154,463(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.04% (1 Month USD LIBOR + 30 bps), 4/15/36	153,816
1,483,770(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class F, 2.44% (1 Month USD LIBOR + 70 bps), 8/15/35	1,498,224
367,701(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.16% (1 Month USD LIBOR + 42 bps), 6/15/36	368,887
729,430(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 2.05% (1 Month USD LIBOR + 31 bps), 6/15/36	735,310
394,843(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.24% (1 Month USD LIBOR + 50 bps), 7/15/36	395,647
18,477(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 2.14% (1 Month USD LIBOR + 40 bps), 7/15/36	18,515
153,018(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 2.16% (1 Month USD LIBOR + 42 bps), 9/15/36	152,812
82,101(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 2.14% (1 Month USD LIBOR + 40 bps), 9/15/36	82,210
294,478(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.09% (1 Month USD LIBOR + 35 bps), 11/15/36	293,254
155,310(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.09% (1 Month USD LIBOR + 35 bps), 11/15/36	154,673
842(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3244, Class TF, 1.94% (1 Month USD LIBOR + 20 bps), 7/15/36	842
252,922(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 1.99% (1 Month USD LIBOR + 25 bps), 8/15/36	250,835
636,889(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 2.04% (1 Month USD LIBOR + 30 bps), 1/15/37	634,961
215,593(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 1.98% (1 Month USD LIBOR + 24 bps), 7/15/34	213,433
35,353(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 2.08% (1 Month USD LIBOR + 34 bps), 5/15/37	35,202
483,610(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.32% (1 Month USD LIBOR + 58 bps), 10/15/37	486,169
92,004(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 2.36% (1 Month USD LIBOR + 62 bps), 10/15/37	92,618
27,882	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	27,917
26,970(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 2.99% (1 Month USD LIBOR + 125 bps), 5/15/37	27,285
292,975(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 2.44% (1 Month USD LIBOR + 70 bps), 12/15/39	297,262
131,056	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	130,852
160,638(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 2.09% (1 Month USD LIBOR + 35 bps), 7/15/40	160,116
61,883	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	61,796
84,892(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.04% (1 Month USD LIBOR + 30 bps), 2/15/39	84,956
517,988	Federal Home Loan Mortgage Corp. REMICS, Series 3778, Class D, 3.5%, 3/15/25	519,345
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,365(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.14% (1 Month USD LIBOR + 40 bps), 12/15/20	$7,375
112,199(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.14% (1 Month USD LIBOR + 40 bps), 7/15/23	112,138
28,395(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 2.14% (1 Month USD LIBOR + 40 bps), 11/15/40	28,388
33,667(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 2.09% (1 Month USD LIBOR + 35 bps), 5/15/41	33,528
673,687(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.14% (1 Month USD LIBOR + 40 bps), 3/15/41	675,684
111,041(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 1.94% (1 Month USD LIBOR + 20 bps), 8/15/26	111,222
144,203(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.04% (1 Month USD LIBOR + 30 bps), 2/15/30	144,286
238,520(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.04% (1 Month USD LIBOR + 30 bps), 9/15/26	239,243
492,054(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 2.29% (1 Month USD LIBOR + 55 bps), 12/15/39	494,731
188,471(b)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 2.09% (1 Month USD LIBOR + 35 bps), 12/15/41	187,944
159,867(b)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.14% (1 Month USD LIBOR + 40 bps), 5/15/36	159,383
139,892(b)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 1.99% (1 Month USD LIBOR + 25 bps), 8/15/36	139,381
604,756(b)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.04% (1 Month USD LIBOR + 30 bps), 8/15/36	599,894
178,488(b)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.09% (1 Month USD LIBOR + 35 bps), 12/15/36	178,477
14,555(b)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 2.692% (1 Month USD LIBOR + 90 bps), 9/25/21	14,627
28,511(b)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 2.308% (1 Month USD LIBOR + 60 bps), 12/25/23	28,338
77,789(b)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.5% (11th District Cost of Funds Index + 140 bps), 12/25/23	79,147
77,789(b)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 2.792% (1 Month USD LIBOR + 100 bps), 12/25/23	78,382
150,342(b)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.292% (1 Month USD LIBOR + 50 bps), 3/25/24	151,638
20,405(b)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 2.245% (1 Month USD LIBOR + 50 bps), 7/18/27	20,622
72,313(b)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 1.94% (1 Year T1Y + 35 bps), 3/25/28	72,577
6,637(b)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 2.292% (1 Month USD LIBOR + 50 bps), 3/25/23	6,639
40,222(b)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 2.342% (1 Month USD LIBOR + 55 bps), 12/25/30	40,351
161,338(b)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 2.392% (1 Month USD LIBOR + 60 bps), 7/25/31	162,110
65,055(b)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 2.292% (1 Month USD LIBOR + 50 bps), 8/25/31	65,449
333,407(b)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 2.392% (1 Month USD LIBOR + 60 bps), 11/25/31	335,001
146,699(b)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 2.392% (1 Month USD LIBOR + 60 bps), 11/25/31	147,400
105,883(b)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 2.392% (1 Month USD LIBOR + 60 bps), 7/25/31	106,471
290,911(b)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 2.692% (1 Month USD LIBOR + 90 bps), 12/25/31	295,500
82,076(b)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.395% (1 Month USD LIBOR + 65 bps), 1/18/32	82,588
136,778(b)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 2.492% (1 Month USD LIBOR + 70 bps), 1/25/32	138,099
430,844(b)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 2.692% (1 Month USD LIBOR + 90 bps), 3/25/32	436,411
1,179,873(b)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 2.692% (1 Month USD LIBOR + 90 bps), 4/25/32	1,200,797
145,501(b)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.245% (1 Month USD LIBOR + 50 bps), 5/18/32	145,892
68,334(b)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 2.792% (1 Month USD LIBOR + 100 bps), 7/25/32	69,764
29,921(b)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 2.392% (1 Month USD LIBOR + 60 bps), 8/25/32	30,098
666,067(b)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 2.745% (1 Month USD LIBOR + 100 bps), 11/18/32	679,892
140,264(b)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 2.392% (1 Month USD LIBOR + 60 bps), 12/25/32	141,108
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
101,391(b)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 2.292% (1 Month USD LIBOR + 50 bps), 12/25/32	$101,587
128,752(b)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 2.292% (1 Month USD LIBOR + 50 bps), 9/25/32	128,997
65,588(b)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 2.442% (1 Month USD LIBOR + 65 bps), 4/25/30	66,020
145,007(b)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.292% (1 Month USD LIBOR + 50 bps), 1/25/33	145,291
118,366(b)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 2.542% (1 Month USD LIBOR + 75 bps), 2/25/33	119,797
249,675(b)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.142% (1 Month USD LIBOR + 35 bps), 2/25/33	249,973
351,758(b)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 2.292% (1 Month USD LIBOR + 50 bps), 4/25/33	352,473
158,518(b)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.292% (1 Month USD LIBOR + 50 bps), 5/25/33	158,842
114,709(b)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 2.192% (1 Month USD LIBOR + 40 bps), 6/25/23	115,038
678,440(b)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 2.292% (1 Month USD LIBOR + 50 bps), 9/25/33	679,570
255,340(b)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 2.292% (1 Month USD LIBOR + 50 bps), 11/25/33	255,760
2,921,040(b)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 2.092% (1 Month USD LIBOR + 30 bps), 12/25/33	2,900,305
658,234(b)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.108% (1 Month USD LIBOR + 40 bps), 3/25/34	656,219
1,743,330(b)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.192% (1 Month USD LIBOR + 40 bps), 4/25/34	1,739,482
204,572(b)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.192% (1 Month USD LIBOR + 40 bps), 7/25/34	204,089
60,574(b)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 2.242% (1 Month USD LIBOR + 45 bps), 7/25/34	60,305
226,400(b)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 2.092% (1 Month USD LIBOR + 30 bps), 11/25/24	227,089
74,808(b)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 2.092% (1 Month USD LIBOR + 30 bps), 11/25/34	74,875
838,306(b)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.092% (1 Month USD LIBOR + 30 bps), 7/25/35	831,894
576,322(b)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.042% (1 Month USD LIBOR + 25 bps), 7/25/35	572,953
222,191(b)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.092% (1 Month USD LIBOR + 30 bps), 10/25/35	220,784
281,868(b)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.102% (1 Month USD LIBOR + 31 bps), 2/25/35	281,837
44,711(b)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 2.092% (1 Month USD LIBOR + 30 bps), 3/25/36	44,454
118,705(b)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.142% (1 Month USD LIBOR + 35 bps), 5/25/36	118,606
361,507(b)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 2.102% (1 Month USD LIBOR + 31 bps), 5/25/36	360,676
269,654(b)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.242% (1 Month USD LIBOR + 45 bps), 6/25/36	269,639
104,393(b)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 2.082% (1 Month USD LIBOR + 29 bps), 7/25/36	103,736
46,580(b)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 2.342% (1 Month USD LIBOR + 55 bps), 8/25/36	46,947
88,334(b)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.362% (1 Month USD LIBOR + 57 bps), 9/25/36	88,770
751,981(b)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.192% (1 Month USD LIBOR + 40 bps), 10/25/36	753,009
126,091(b)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.112% (1 Month USD LIBOR + 32 bps), 11/25/36	125,374
46,363(b)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 2.032% (1 Month USD LIBOR + 24 bps), 12/25/36	46,150
2,375,861(b)	Federal National Mortgage Association REMICS, Series 2007-1, Class NF, 2.042% (1 Month USD LIBOR + 25 bps), 2/25/37	2,360,248
156,451(b)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.042% (1 Month USD LIBOR + 25 bps), 2/25/37	155,069
2,035,097(b)	Federal National Mortgage Association REMICS, Series 2007-4, Class FM, 2.042% (1 Month USD LIBOR + 25 bps), 2/25/37	2,026,485
191,153(b)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 1.992% (1 Month USD LIBOR + 20 bps), 2/25/37	189,935
65,377(b)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.042% (1 Month USD LIBOR + 25 bps), 3/25/37	65,028
154,906(b)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.042% (1 Month USD LIBOR + 25 bps), 3/25/37	153,611
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
206,083(b)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.192% (1 Month USD LIBOR + 40 bps), 5/25/37	$206,345
316,724(b)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.032% (1 Month USD LIBOR + 24 bps), 6/25/37	313,496
29,037(b)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 2.022% (1 Month USD LIBOR + 23 bps), 6/25/37	28,779
88,536(b)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.042% (1 Month USD LIBOR + 25 bps), 6/25/37	88,144
87,270(b)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 2.192% (1 Month USD LIBOR + 40 bps), 7/25/37	87,140
295,228(b)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 2.292% (1 Month USD LIBOR + 50 bps), 9/25/37	295,838
315,093(b)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 2.392% (1 Month USD LIBOR + 60 bps), 10/25/37	317,010
133,219(b)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.362% (1 Month USD LIBOR + 57 bps), 9/25/37	133,871
73,658(b)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.342% (1 Month USD LIBOR + 55 bps), 9/25/37	72,656
31,835(b)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 2.242% (1 Month USD LIBOR + 45 bps), 6/25/37	31,944
45,487(b)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 2.342% (1 Month USD LIBOR + 55 bps), 10/25/37	45,680
53,732(b)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 2.792% (1 Month USD LIBOR + 100 bps), 3/25/37	54,970
56,075(b)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.412% (1 Month USD LIBOR + 62 bps), 12/25/37	56,232
44,285(b)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 2.492% (1 Month USD LIBOR + 70 bps), 2/25/38	44,927
6,055,394(b)	Federal National Mortgage Association REMICS, Series 2008-7, Class FA, 2.242% (1 Month USD LIBOR + 45 bps), 2/25/38	6,052,375
206,500(b)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.012% (1 Month USD LIBOR + 122 bps), 10/25/38	211,129
64,906(b)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 2.342% (1 Month USD LIBOR + 55 bps), 1/25/40	65,462
3,747	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	3,738
3,692(b)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 2.092% (1 Month USD LIBOR + 30 bps), 4/25/25	3,691
78,798(b)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 2.392% (1 Month USD LIBOR + 60 bps), 5/25/40	79,267
125,569(b)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 2.292% (1 Month USD LIBOR + 50 bps), 5/25/40	125,724
28,401	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	28,329
240,237(b)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.342% (1 Month USD LIBOR + 55 bps), 5/25/40	241,397
2,771,135(b)	Federal National Mortgage Association REMICS, Series 2011-74, Class FQ, 2.092% (1 Month USD LIBOR + 30 bps), 12/25/33	2,765,279
3,555,096(b)	Federal National Mortgage Association REMICS, Series 2011-124, Class KF, 2.192% (1 Month USD LIBOR + 40 bps), 12/25/40	3,567,834
205,661(b)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 2.292% (1 Month USD LIBOR + 50 bps), 4/25/42	206,270
1,625,394(b)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 2.058% (1 Month USD LIBOR + 35 bps), 9/25/42	1,609,698
724,395(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.012% (1 Month USD LIBOR + 22 bps), 3/25/45	721,621
57,534(d)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.19%, 4/25/45	60,624
89,781(d)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.293%, 6/25/45	94,827
686,015(b)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.052% (1 Month USD LIBOR + 26 bps), 11/25/46	676,025
617,422(d)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	616,119
10,511,487(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 2.542% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	10,511,480
3,079,024(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M1, 2.692% (1 Month USD LIBOR + 90 bps), 2/25/49 (144A)	3,080,386
14,300,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 3.192% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	14,303,855
2,004,520(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M2, 4.592% (1 Month USD LIBOR + 280 bps), 5/25/28	2,014,955
833,189(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.692% (1 Month USD LIBOR + 290 bps), 7/25/28	836,651
17,450,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 7.342% (1 Month USD LIBOR + 555 bps), 7/25/28	19,244,399
8,890,302(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, 6.442% (1 Month USD LIBOR + 465 bps), 10/25/28	9,573,796
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
17,418,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, 6.792% (1 Month USD LIBOR + 500 bps), 12/25/28	$18,987,364
320,444(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.092% (1 Month USD LIBOR + 130 bps), 3/25/29	321,084
14,967,126(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 5.592% (1 Month USD LIBOR + 380 bps), 3/25/29	15,917,040
2,278,655(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 3.142% (1 Month USD LIBOR + 135 bps), 3/25/29	2,286,895
547,288(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 2.992% (1 Month USD LIBOR + 120 bps), 7/25/29	548,288
2,359,183(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 2.992% (1 Month USD LIBOR + 120 bps), 10/25/29	2,367,281
1,400,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 5.242% (1 Month USD LIBOR + 345 bps), 10/25/29	1,491,210
588,171(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 2.992% (1 Month USD LIBOR + 120 bps), 8/25/29	588,592
5,000,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2, 5.342% (1 Month USD LIBOR + 355 bps), 8/25/29	5,250,752
420,196(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M1, 2.592% (1 Month USD LIBOR + 80 bps), 12/25/29	420,362
10,431,933(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.242% (1 Month USD LIBOR + 245 bps), 12/25/42	10,530,042
1,353,639(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 3.042% (1 Month USD LIBOR + 125 bps), 12/25/42	1,344,473
3,679,829(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.492% (1 Month USD LIBOR + 70 bps), 9/25/30	3,679,921
6,034,406(d)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.813%, 5/25/48 (144A)	6,040,431
1,317,594(d)	Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.668%, 9/25/45	1,315,932
5,000,000(d)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.397%, 12/25/46 (144A)	4,991,887
5,042,070(b)	FREMF Mortgage Trust, Series 2014-KF03, Class B, 6.197% (1 Month USD LIBOR + 450 bps), 1/25/21 (144A)	5,104,505
963,380(b)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 4.947% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	965,577
1,715,812(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.697% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,736,079
2,930,828(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.697% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,964,554
3,907,816(b)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 4.147% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	3,922,190
4,297,489(b)	Gosforth Funding Plc, Series 2018-1A, Class A1, 2.36% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	4,294,382
144,580(b)	Government National Mortgage Association, Series 2003-7, Class FB, 1.94% (1 Month USD LIBOR + 20 bps), 1/16/33	144,572
925,604(b)	Government National Mortgage Association, Series 2003-11, Class FA, 2.09% (1 Month USD LIBOR + 35 bps), 2/16/33	926,035
485,754(b)	Government National Mortgage Association, Series 2005-3, Class FC, 1.99% (1 Month USD LIBOR + 25 bps), 1/16/35	484,415
8,325,603(b)	Government National Mortgage Association, Series 2005-7, Class AF, 1.97% (1 Month USD LIBOR + 23 bps), 2/16/35	8,281,430
455,753(b)	Government National Mortgage Association, Series 2005-16, Class FA, 2.015% (1 Month USD LIBOR + 25 bps), 2/20/35	451,792
154,412(b)	Government National Mortgage Association, Series 2008-69, Class FA, 2.265% (1 Month USD LIBOR + 50 bps), 8/20/38	154,985
154,285(b)	Government National Mortgage Association, Series 2009-66, Class UF, 2.74% (1 Month USD LIBOR + 100 bps), 8/16/39	158,299
739,140(b)	Government National Mortgage Association, Series 2009-88, Class MF, 2.365% (1 Month USD LIBOR + 60 bps), 7/20/39	742,694
123,709(b)	Government National Mortgage Association, Series 2009-92, Class FJ, 2.42% (1 Month USD LIBOR + 68 bps), 10/16/39	124,803
27,424(b)	Government National Mortgage Association, Series 2010-17, Class AF, 2.165% (1 Month USD LIBOR + 40 bps), 10/20/38	27,438
193,074	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	193,528
6,643,255(b)	Government National Mortgage Association, Series 2017-4, Class FC, 2.059% (1 Month USD LIBOR + 35 bps), 1/20/47	6,661,220
7,599,294(b)	GPMT, Ltd., Series 2018-FL1, Class A, 2.665% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	7,597,059
3,250,000(b)	GPMT, Ltd., Series 2018-FL1, Class AS, 2.965% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,249,044
18,000,000(b)	Great Wolf Trust, Series 2019-WOLF, Class D, 3.655% (1 Month USD LIBOR + 193 bps), 12/15/29 (144A)	17,971,268
9,400,000(d)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class E, 4.067%, 2/10/29 (144A)	9,447,471
13,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.64% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	12,977,754
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,500,000(b)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 2.84% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	$3,503,572
14,700,000(b)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 2.64% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	14,648,887
11,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 3.49% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	11,001,071
7,400,000(b)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 3.69% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	7,413,967
4,300,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 2.83% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,299,007
9,729,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.04% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,717,242
4,007,795(b)	Holmes Master Issuer Plc, Series 2018-2A, Class A2, 2.421% (3 Month USD LIBOR + 42 bps), 10/15/54 (144A)	4,006,617
15,656,349(b)	Home Partners of America Trust, Series 2017-1, Class A, 2.554% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	15,661,163
7,200,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 3.087% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,202,436
7,987,589(b)	Home Re, Ltd., Series 2018-1, Class M1, 3.392% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	7,990,007
12,633,510(b)	Home Re, Ltd., Series 2019-1, Class M1, 3.442% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	12,641,791
1,839,332(b)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.032% (1 Month USD LIBOR + 24 bps), 7/25/35	1,839,551
9,314,601(b)	HPLY Trust, Series 2019-HIT, Class C, 3.34% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	9,296,978
8,300,000(b)	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 3.605% (1 Month USD LIBOR + 183 bps), 8/5/34 (144A)	8,309,753
10,200,000(b)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.74% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	10,197,098
8,300,000(b)	IMT Trust, Series 2017-APTS, Class BFL, 2.69% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	8,276,875
8,665,000(b)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.44% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	8,637,708
4,230,000(b)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 2.79% (1 Month USD LIBOR + 105 bps), 1/15/33 (144A)	4,215,879
1,774,570(b)	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class B, 2.74% (1 Month USD LIBOR + 100 bps), 6/15/32 (144A)	1,767,326
3,600,000(b)	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class C, 3.34% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,599,954
2,078,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class C, 3.621%, 9/5/32 (144A)	2,085,837
11,900,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 2.84% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	11,884,190
7,300,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.9% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	7,295,823
2,800,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 2.954% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,799,969
4,000,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 3.354% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	4,002,361
1,650,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 4.34% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,651,527
10,300,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 3.9% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	10,312,303
10,583,089(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A4, 3.5%, 1/25/47 (144A)	10,688,422
8,530,587(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.458% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	8,525,089
2,915,244(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 2.458% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	2,903,995
2,095,040(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.292% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	2,078,286
6,566,641(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.717%, 5/25/33 (144A)	6,432,515
585,600(b)	JP Morgan Trust, Series 2015-1, Class 1A14, 3.321% (1 Month USD LIBOR + 125 bps), 12/25/44 (144A)	583,853
194,615	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	195,481
4,600,000(b)	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.09% (1 Month USD LIBOR + 135 bps), 5/15/36 (144A)	4,597,342
3,100,000(b)	Lanark Master Issuer Plc, Series 2018-1A, Class 1A, 2.319% (3 Month USD LIBOR + 42 bps), 12/22/69 (144A)	3,095,260
814,818(b)	LMREC, Inc., Series 2016-CRE2, Class A, 3.48% (1 Month USD LIBOR + 170 bps), 11/24/31 (144A)	814,940
5,960,165(b)	LSTAR Securities Investment, Ltd., Series 2019-2, Class A1, 3.209% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	5,947,101
10,350,975(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 3.209% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	10,331,289
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
28,058,485(b)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 3.209% (1 Month USD LIBOR + 150 bps), 5/1/24 (144A)	$28,026,047
14,608,153(b)	LSTAR Securities Investment, Ltd., Series 2019-5, Class A1, 3.209% (1 Month USD LIBOR + 150 bps), 11/1/24 (144A)	14,608,153
18,050,000(b)	MBRT, Series 2019-MBR, Class B, 2.91% (1 Month USD LIBOR + 115 bps), 11/15/36 (144A)	17,966,981
13,503(d)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.564%, 1/25/29	13,693
692,117(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.432% (1 Month USD LIBOR + 64 bps), 1/25/29	695,722
475,871(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 2.434% (6 Month USD LIBOR + 54 bps), 5/25/29	475,305
32,744(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 2.924% (6 Month USD LIBOR + 100 bps), 7/25/29	32,341
107,210(d)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 4.132%, 9/25/29	107,940
150,201(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.524% (6 Month USD LIBOR + 60 bps), 1/25/30	148,427
20,000,000(b)	MF1, Ltd., Series 2019-FL2, Class A, 2.922% (1 Month USD LIBOR + 113 bps), 12/25/34 (144A)	20,006,240
1,511,904(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1A, 3.5%, 4/25/66 (144A)	1,509,855
14,095,263(b)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 3.192% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	14,020,952
1,804,504(d)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	1,825,057
8,500,000(b)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 2.99% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,467,997
8,250,000(b)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.74% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,249,988
9,975,000(b)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 2.99% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	9,974,983
9,280,000(b)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class C, 3.19% (1 Month USD LIBOR + 145 bps), 3/15/34 (144A)	9,274,147
7,275,000(b)	Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D, 3.55% (1 Month USD LIBOR + 180 bps), 12/15/36 (144A)	7,288,673
14,300,000(b)	Morgan Stanley Capital I Trust, Series 2019-PLND, Class C, 3.24% (1 Month USD LIBOR + 150 bps), 5/15/36 (144A)	14,299,973
611,510(b)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A4, 2.162% (1 Month USD LIBOR + 37 bps), 11/25/35	611,444
5,303,644(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 3.077%, 6/25/44 (144A)	5,310,800
9,709,619(b)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.14% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	9,703,957
5,220,000(b)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 3.04% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	5,206,934
3,662,523(b)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.115% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	3,658,713
11,500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 3.54% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	11,500,343
342,845(b)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.243% (1 Month USD LIBOR + 53 bps), 3/9/21	342,612
23,561,146(b)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.542% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	23,496,996
2,168,363(d)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	2,161,426
15,314,818(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.342% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	15,317,843
3,620,000(b)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 5.292% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	3,709,546
13,573,000(b)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 3.742% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	13,548,616
21,011,478(b)	OBX Trust, Series 2018-EXP2, Class 2A1A, 2.542% (1 Month USD LIBOR + 75 bps), 7/25/58 (144A)	21,031,148
9,972,449(b)	OBX Trust, Series 2019-EXP1, Class 2A2, 2.942% (1 Month USD LIBOR + 115 bps), 1/25/59 (144A)	9,952,235
13,750,000(b)	OBX Trust, Series 2019-EXP2, Class 2A1B, 2.692% (1 Month USD LIBOR + 90 bps), 6/25/59 (144A)	13,630,997
14,586,029(b)	OBX Trust, Series 2019-EXP3, Class 2A1A, 2.692% (1 Month USD LIBOR + 90 bps), 10/25/59 (144A)	14,559,505
1,117,766(b)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.182% (1 Month USD LIBOR + 39 bps), 11/25/35	1,123,124
7,950,000(b)	Pepper I-Prime Trust, Series 2018-2A, Class A1U2, 2.221% (1 Month USD LIBOR + 48 bps), 10/13/20 (144A)	7,958,517
6,144(b)	Pepper Residential Securities Trust No. 17, Series 17A, Class A1UA, 2.815% (1 Month USD LIBOR + 110 bps), 3/10/58 (144A)	6,144
633,202(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.686% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	633,204
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,588,911(b)	Pepper Residential Securities Trust No. 21, Series 21A, Class A1U, 2.62% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	$3,587,020
7,806,010(b)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 2.765% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	7,810,953
12,007,231(b)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 2.666% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	11,998,610
7,250,000(b)	Permanent Master Issuer Plc, Series 2018-1A, Class 1A1, 2.683% (3 Month USD LIBOR + 38 bps), 7/15/58 (144A)	7,249,087
5,000,000(b)	Permanent Master Issuer Plc, Series 2019-1A, Class 1A1, 2.536% (3 Month USD LIBOR + 55 bps), 7/15/58 (144A)	4,998,865
8,464,537(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.192% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	8,464,531
1,067,680(b)	Radnor Re, Ltd., Series 2019-1, Class M1A, 3.042% (1 Month USD LIBOR + 125 bps), 2/25/29 (144A)	1,067,301
7,780,000(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.742% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,770,515
17,250,000(b)	Radnor Re, Ltd., Series 2019-2, Class M1B, 3.542% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	17,270,414
572(b)	RALI Trust, Series 2002-QS16, Class A2, 2.258% (1 Month USD LIBOR + 55 bps), 3/31/20	572
2,169,113(b)	RESI Finance LP, Series 2003-CB1, Class B3, 3.165% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	2,013,709
6,399,497(b)	Resimac MBS Trust, Series 2018-2A, Class A1A, 2.565% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	6,408,470
1,822,887(b)	Resimac Premier, Series 2017-1A, Class A1A, 2.668% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	1,821,529
3,060,335(b)	Resimac Premier, Series 2018-1A, Class A1, 2.515% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	3,051,751
12,266,023(b)	Resimac Premier, Series 2019-2A, Class A1, 2.665% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	12,252,886
6,901,886(b)	RETL, Series 2019-RVP, Class A, 2.89% (1 Month USD LIBOR + 115 bps), 3/15/36 (144A)	6,906,167
14,238,375(d)	RMF Buyout Issuance Trust, Series 2019-1, Class A, 2.475%, 7/25/29 (144A)	14,241,920
4,500,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M2, 2.872%, 7/25/29 (144A)	4,503,047
5,243,349(b)	Shelter Growth CRE Issuer, Ltd., Series 2018-FL1, Class A, 2.74% (1 Month USD LIBOR + 100 bps), 1/15/35 (144A)	5,242,556
3,808,000(b)	Silverstone Master Issuer Plc, Series 2018-1A, Class 1A, 2.356% (3 Month USD LIBOR + 39 bps), 1/21/70 (144A)	3,791,614
4,575,000(b)	Silverstone Master Issuer Plc, Series 2019-1A, Class 1A, 2.536% (3 Month USD LIBOR + 57 bps), 1/21/70 (144A)	4,572,594
7,055,034(b)	SLIDE, Series 2018-FUN, Class B, 2.99% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	7,053,127
4,917,754(b)	STACR Trust, Series 2018-DNA3, Class M1, 2.542% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	4,919,746
6,621,404(b)	STACR Trust, Series 2018-HRP1, Class M2, 3.442% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	6,642,237
717,915(b)	STACR Trust, Series 2018-HRP1, Class M2A, 3.442% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	718,874
5,520,000(b)	STACR Trust, Series 2018-HRP2, Class M2, 3.042% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	5,528,682
17,605,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 4.192% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	18,023,860
7,500,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.91% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,491,289
7,233,404(b)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 2.865% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	7,224,950
2,257,157(d)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	2,234,562
5,095,596(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	5,122,544
4,374,433(b)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.06% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	4,371,976
14,638,358(b)	Towd Point HE Trust, Series 2019-HE1, Class A1, 2.692% (1 Month USD LIBOR + 90 bps), 4/25/48 (144A)	14,624,369
6,500,000(d)	Verus Securitization Trust, Series 2018-1, Class B1, 3.801%, 1/25/58 (144A)	6,523,849
7,400,000(b)	VMC Finance LLC, Series 2018-FL2, Class B, 3.087% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	7,381,485
3,308,911(d)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.745%, 11/23/43 (144A)	3,325,015
12,800,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 2.94% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	12,779,158
4,070,176(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	4,049,829
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
17,500,000(b)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	$17,498,028
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,799,608,179)	$1,797,242,993
	CORPORATE BONDS - 16.9% of Net Assets
	Aerospace & Defense - 0.0%†
2,423,000(b)	United Technologies Corp., 2.554% (3 Month USD LIBOR + 65 bps), 8/16/21	$2,423,311
	Total Aerospace & Defense	$2,423,311
	Agriculture - 0.2%
13,812,000(b)	BAT Capital Corp., 2.499% (3 Month USD LIBOR + 59 bps), 8/14/20	$13,836,032
1,180,000	Reynolds American, Inc., 3.25%, 6/12/20	1,185,371
	Total Agriculture	$15,021,403
	Auto Manufacturers - 1.3%
4,275,000(b)	American Honda Finance Corp., 2.111% (3 Month USD LIBOR + 21 bps), 2/12/21	$4,277,216
8,833,000(b)	American Honda Finance Corp., 2.154% (3 Month USD LIBOR + 26 bps), 6/16/20	8,837,524
2,000,000(b)	American Honda Finance Corp., 2.249% (3 Month USD LIBOR + 34 bps), 2/14/20	2,000,924
2,850,000(b)	American Honda Finance Corp., 2.487% (3 Month USD LIBOR + 54 bps), 6/27/22	2,864,710
7,500,000(b)	BMW US Capital LLC, 2.279% (3 Month USD LIBOR + 37 bps), 8/14/20 (144A)	7,509,511
2,015,000(b)	Ford Motor Credit Co. LLC, 2.881% (3 Month USD LIBOR + 88 bps), 10/12/21	1,997,711
2,980,000(b)	Ford Motor Credit Co. LLC, 3.012% (3 Month USD LIBOR + 100 bps), 1/9/20	2,980,417
6,214,000(b)	General Motors Co., 2.694% (3 Month USD LIBOR + 80 bps), 8/7/20	6,223,031
1,970,000(b)	Nissan Motor Acceptance Corp., 2.351% (3 Month USD LIBOR + 39 bps), 9/28/20 (144A)	1,970,616
3,530,000(b)	Nissan Motor Acceptance Corp., 2.391% (3 Month USD LIBOR + 39 bps), 7/13/20 (144A)	3,531,254
6,750,000(b)	Nissan Motor Acceptance Corp., 2.414% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,750,922
6,020,000	Nissan Motor Acceptance Corp., 2.55%, 3/8/21 (144A)	6,034,864
8,889,000(b)	PACCAR Financial Corp., 2.161% (3 Month USD LIBOR + 26 bps), 5/10/21	8,899,994
5,950,000(b)	Toyota Motor Credit Corp., 2.069% (3 Month USD LIBOR + 17 bps), 9/18/20	5,953,530
3,000,000(b)	Toyota Motor Credit Corp., 2.257% (3 Month USD LIBOR + 37 bps), 3/12/20	3,002,125
5,487,000(b)	Toyota Motor Credit Corp., 2.262% (3 Month USD LIBOR + 26 bps), 4/17/20	5,491,414
8,725,000(b)	Volkswagen Group of America Finance LLC, 2.795% (3 Month USD LIBOR + 86 bps), 9/24/21 (144A)	8,786,035
5,550,000(b)	Volkswagen Group of America Finance LLC, 2.841% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	5,598,334
	Total Auto Manufacturers	$92,710,132
	Banks - 8.2%
17,388,000	ABN AMRO Bank NV, 2.45%, 6/4/20 (144A)	$17,414,708
14,585,000(b)	Bank of America Corp., 2.626% (3 Month USD LIBOR + 66 bps), 7/21/21	14,621,366
3,100,000(b)	Bank of America Corp., 3.126% (3 Month USD LIBOR + 116 bps), 1/20/23	3,144,928
2,082,000(b)	Bank of America Corp., 3.386% (3 Month USD LIBOR + 142 bps), 4/19/21	2,114,751
4,214,000(b)	Bank of Montreal, 2.334% (3 Month USD LIBOR + 44 bps), 6/15/20	4,220,868
2,820,000(b)	Bank of Montreal, 2.341% (3 Month USD LIBOR + 34 bps), 7/13/20	2,823,925
1,000,000	Bank of New York Mellon Corp., 2.6%, 8/17/20	1,004,041
15,811,000(b)	Bank of Nova Scotia, 2.406% (3 Month USD LIBOR + 44 bps), 4/20/21	15,863,438
10,699,000	Banque Federative du Credit Mutuel SA, 2.2%, 7/20/20 (144A)	10,708,537
8,050,000(b)	Banque Federative du Credit Mutuel SA, 2.456% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	8,064,066
6,210,000(b)	Banque Federative du Credit Mutuel SA, 2.696% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	6,246,398
9,510,000(b)	Barclays Plc, 3.34% (3 Month USD LIBOR + 143 bps), 2/15/23	9,586,708
3,827,000(b)	Barclays Plc, 4.011% (3 Month USD LIBOR + 211 bps), 8/10/21	3,917,614
2,526,000(b)	BNP Paribas SA, 2.284% (3 Month USD LIBOR + 39 bps), 8/7/21 (144A)	2,532,098
9,140,000	BNP Paribas SA, 2.375%, 5/21/20	9,152,374
13,061,000(b)	BPCE SA, 3.119% (3 Month USD LIBOR + 122 bps), 5/22/22 (144A)	13,246,284
4,450,000(b)	Citibank NA, 2.229% (3 Month USD LIBOR + 32 bps), 5/1/20	4,452,928
5,765,000(b)	Citibank NA, 2.504% (3 Month USD LIBOR + 57 bps), 7/23/21	5,789,596
2,975,000	Citigroup, Inc., 2.65%, 10/26/20	2,991,238
11,345,000(b)	Citizens Bank NA, 2.447% (3 Month USD LIBOR + 54 bps), 3/2/20	11,349,825
4,410,000(b)	Citizens Bank NA, 2.487% (3 Month USD LIBOR + 57 bps), 5/26/20	4,417,564
1,675,000(b)	Citizens Bank NA, 2.727% (3 Month USD LIBOR + 81 bps), 5/26/22	1,688,996
9,820,000(b)	Cooperatieve Rabobank UA, 2.366% (3 Month USD LIBOR + 43 bps), 4/26/21	9,853,810
10,490,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, 3/26/20	10,502,993
640,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	645,705
5,015,000	Discover Bank, 3.1%, 6/4/20	5,033,667
14,546,000(b)	DNB Bank ASA, 2.279% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	14,570,144
6,400,000(b)	DNB Bank ASA, 2.527% (3 Month USD LIBOR + 62 bps), 12/2/22 (144A)	6,431,198
6,198,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	6,212,744
8,505,000(b)	Federation des Caisses Desjardins du Quebec, 2.266% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	8,520,760
4,005,000(b)	Fifth Third Bank, 2.186% (3 Month USD LIBOR + 25 bps), 10/30/20	4,007,932
6,250,000(b)	Fifth Third Bank, 2.376% (3 Month USD LIBOR + 44 bps), 7/26/21	6,270,869
2,995,000(b)	Goldman Sachs Group, Inc., 3.094% (3 Month USD LIBOR + 120 bps), 9/15/20	3,014,184
8,535,000(b)	Goldman Sachs Group, Inc., 3.3% (3 Month USD LIBOR + 136 bps), 4/23/21	8,647,233
6,770,000(b)	HSBC Holdings Plc, 2.504% (3 Month USD LIBOR + 60 bps), 5/18/21	6,776,893
8,180,000(b)	HSBC Holdings Plc, 2.537% (3 Month USD LIBOR + 65 bps), 9/11/21	8,197,912
3,072,000(b)	HSBC Holdings Plc, 3.543% (3 Month USD LIBOR + 150 bps), 1/5/22	3,132,809
700,000(b)	ING Bank NV, 2.874% (3 Month USD LIBOR + 97 bps), 8/17/20 (144A)	703,637
8,708,000(b)	JPMorgan Chase & Co., 2.435% (3 Month USD LIBOR + 55 bps), 3/9/21	8,709,187
Principal Amount USD ($)		Value
	Banks - (continued)
5,885,000(b)	JPMorgan Chase Bank NA, 2.276% (3 Month USD LIBOR + 34 bps), 4/26/21	$5,888,105
2,905,000(b)	KeyBank NA, 2.569% (3 Month USD LIBOR + 66 bps), 2/1/22	2,925,103
16,177,000(b)	Lloyds Bank Plc, 2.384% (3 Month USD LIBOR + 49 bps), 5/7/21	16,229,652
8,000,000(b)	Macquarie Bank, Ltd., 2.358% (3 Month USD LIBOR + 45 bps), 8/6/21 (144A)	8,003,666
6,005,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.585% (3 Month USD LIBOR + 70 bps), 3/7/22	6,029,538
12,345,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.586% (3 Month USD LIBOR + 65 bps), 7/26/21	12,399,098
3,735,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.73% (3 Month USD LIBOR + 79 bps), 7/25/22	3,758,431
5,075,000	Mizuho Financial Group, Inc., 2.273%, 9/13/21	5,095,813
12,195,000(b)	Mizuho Financial Group, Inc., 2.854% (3 Month USD LIBOR + 94 bps), 2/28/22	12,299,868
9,345,000(b)	Morgan Stanley, 2.372% (SOFRRATE + 83 bps), 6/10/22	9,398,606
12,465,000(b)	Morgan Stanley, 2.883% (3 Month USD LIBOR + 93 bps), 7/22/22	12,582,981
5,242,000(b)	Nordea Bank Abp, 2.384% (3 Month USD LIBOR + 47 bps), 5/29/20 (144A)	5,250,626
2,265,000	Nordea Bank Abp, 2.5%, 9/17/20 (144A)	2,275,261
9,220,000	PNC Bank NA, 2.3%, 6/1/20	9,231,976
6,000,000(b)	PNC Bank NA, 2.403% (3 Month USD LIBOR + 45 bps), 7/22/22	6,009,922
3,960,000(b)	Royal Bank of Canada, 2.176% (3 Month USD LIBOR + 24 bps), 10/26/20	3,964,978
12,295,000(b)	Royal Bank of Canada, 2.287% (3 Month USD LIBOR + 38 bps), 3/2/20	12,301,796
3,000,000(b)	Royal Bank of Canada, 2.398% (3 Month USD LIBOR + 47 bps), 4/29/22	3,014,834
5,435,000(b)	Skandinaviska Enskilda Banken AB, 2.334% (3 Month USD LIBOR + 43 bps), 5/17/21 (144A)	5,446,794
9,300,000(b)	Skandinaviska Enskilda Banken AB, 2.532% (3 Month USD LIBOR + 65 bps), 12/12/22 (144A)	9,327,761
3,779,000(b)	State Street Corp., 2.804% (3 Month USD LIBOR + 90 bps), 8/18/20	3,798,697
5,020,000(b)	Sumitomo Mitsui Banking Corp., 2.352% (3 Month USD LIBOR + 35 bps), 1/17/20	5,020,979
3,150,000(b)	Sumitomo Mitsui Banking Corp., 2.371% (3 Month USD LIBOR + 37 bps), 10/16/20	3,155,478
12,840,000(b)	Sumitomo Mitsui Financial Group, Inc., 2.781% (3 Month USD LIBOR + 78 bps), 7/12/22	12,914,630
6,265,000	Svenska Handelsbanken AB, 1.95%, 9/8/20	6,262,129
5,700,000(b)	Svenska Handelsbanken AB, 2.245% (3 Month USD LIBOR + 36 bps), 9/8/20	5,708,943
11,387,000(b)	Toronto-Dominion Bank, 2.16% (3 Month USD LIBOR + 26 bps), 9/17/20	11,402,773
6,200,000(b)	Toronto-Dominion Bank, 2.437% (3 Month USD LIBOR + 53 bps), 12/1/22	6,234,222
1,000,000(b)	Toronto-Dominion Bank, 2.606% (3 Month USD LIBOR + 64 bps), 7/19/23	1,008,183
6,950,000(b)	Truist Bank, 2.494% (3 Month USD LIBOR + 59 bps), 5/17/22	6,983,224
3,970,000(b)	Truist Financial Corp., 2.129% (3 Month USD LIBOR + 22 bps), 2/1/21	3,969,384
4,849,000(b)	UBS AG, 2.387% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,861,365
3,960,000(b)	US Bank NA, 2.074% (3 Month USD LIBOR + 14 bps), 10/23/20	3,961,645
9,195,000(b)	US Bank NA, 2.212% (3 Month USD LIBOR + 31 bps), 2/4/21	9,210,958
4,450,000(b)	US Bank NA, 2.256% (3 Month USD LIBOR + 32 bps), 4/26/21	4,460,792
3,795,000(b)	Wells Fargo & Co., 2.616% (3 Month USD LIBOR + 68 bps), 1/30/20	3,797,107
3,125,000(b)	Wells Fargo & Co., 3.046% (3 Month USD LIBOR + 111 bps), 1/24/23	3,165,787
4,450,000(b)	Wells Fargo & Co., 3.24% (3 Month USD LIBOR + 134 bps), 3/4/21	4,504,649
3,224,000(b)	Wells Fargo Bank NA, 2.231% (3 Month USD LIBOR + 23 bps), 1/15/20	3,224,486
6,000,000(b)	Wells Fargo Bank NA, 2.539% (3 Month USD LIBOR + 62 bps), 5/27/22	6,025,759
	Total Banks	$527,689,927
	Biotechnology - 0.2%
14,510,000(b)	Amgen, Inc., 2.351% (3 Month USD LIBOR + 45 bps), 5/11/20	$14,528,589
	Total Biotechnology	$14,528,589
	Chemicals - 0.5%
13,788,000(b)	Albemarle Corp., 2.941% (3 Month USD LIBOR + 105 bps), 11/15/22 (144A)	$13,813,575
6,435,000	DowDuPont, Inc., 3.766%, 11/15/20	6,524,182
15,830,000(b)	DuPont de Nemours, Inc., 2.62% (3 Month USD LIBOR + 71 bps), 11/15/20	15,897,958
	Total Chemicals	$36,235,715
	Diversified Financial Services - 1.0%
7,510,000(b)	AIG Global Funding, 2.389% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,523,848
19,388,000(b)	American Express Co., 2.266% (3 Month USD LIBOR + 33 bps), 10/30/20	19,413,704
1,855,000(b)	American Express Co., 2.519% (3 Month USD LIBOR + 61 bps), 8/1/22	1,864,980
5,880,000(b)	American Express Credit Corp., 2.336% (3 Month USD LIBOR + 43 bps), 3/3/20	5,881,951
4,005,000(b)	Capital One Financial Corp., 2.386% (3 Month USD LIBOR + 45 bps), 10/30/20	4,013,069
15,850,000(b)	Capital One Financial Corp., 2.656% (3 Month USD LIBOR + 72 bps), 1/30/23	15,865,822
12,910,000(b)	Charles Schwab Corp., 2.215% (3 Month USD LIBOR + 32 bps), 5/21/21	12,921,309
	Total Diversified Financial Services	$67,484,683
	Electric - 0.3%
2,085,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$2,089,080
6,923,000	Dominion Energy, Inc., 2.579%, 7/1/20	6,937,396
7,460,000(b)	Duke Energy Corp., 2.409% (3 Month USD LIBOR + 50 bps), 5/14/21 (144A)	7,487,340
4,967,000(b)	Duke Energy Progress LLC, 2.065% (3 Month USD LIBOR + 18 bps), 9/8/20	4,969,600
	Total Electric	$21,483,416
	Electronics - 0.2%
3,784,000	Amphenol Corp., 2.2%, 4/1/20	$3,784,489
6,351,000(b)	Honeywell International, Inc., 2.274% (3 Month USD LIBOR + 37 bps), 8/8/22	6,386,207
	Total Electronics	$10,170,696
	Food - 0.0%†
2,795,000(b)	Conagra Brands, Inc., 2.703% (3 Month USD LIBOR + 75 bps), 10/22/20	$2,795,253
900,000(b)	Tyson Foods, Inc., 2.457% (3 Month USD LIBOR + 55 bps), 6/2/20	901,195
	Total Food	$3,696,448
	Gas - 0.1%
6,225,000(b)	Dominion Energy Gas Holdings LLC, 2.494% (3 Month USD LIBOR + 60 bps), 6/15/21	$6,249,444
	Total Gas	$6,249,444
Principal Amount USD ($)		Value
	Healthcare-Products - 0.0%†
2,680,000(b)	Medtronic, Inc., 2.694% (3 Month USD LIBOR + 80 bps), 3/15/20	$2,683,796
	Total Healthcare-Products	$2,683,796
	Healthcare-Services - 0.1%
5,945,000(b)	UnitedHealth Group, Inc., 2.071% (3 Month USD LIBOR + 7 bps), 10/15/20	$5,941,058
890,000	UnitedHealth Group, Inc., 2.7%, 7/15/20	893,702
	Total Healthcare-Services	$6,834,760
	Insurance - 0.8%
6,440,000(b)	Allstate Corp., 2.391% (3 Month USD LIBOR + 43 bps), 3/29/21	$6,455,106
1	Ambac Assurance Corp., 5.1%, 6/7/20 (144A)	1
3(b)	Ambac LSNI LLC, 6.945% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	3
6,040,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20 (144A)	6,043,549
5,090,000(b)	Metropolitan Life Global Funding I, 2.287% (3 Month USD LIBOR + 40 bps), 6/12/20 (144A)	5,097,690
6,190,000	Metropolitan Life Global Funding I, 2.4%, 1/8/21 (144A)	6,220,617
9,215,000(b)	New York Life Global Funding, 2.216% (3 Month USD LIBOR + 28 bps), 1/28/21 (144A)	9,232,945
4,531,000(b)	New York Life Global Funding, 2.228% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	4,543,035
2,211,000(b)	New York Life Global Funding, 2.282% (3 Month USD LIBOR + 27 bps), 4/9/20 (144A)	2,213,054
2,982,000	Principal Life Global Funding II, 2.2%, 4/8/20 (144A)	2,983,624
4,185,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	4,191,182
4,765,000(b)	Protective Life Global Funding, 2.481% (3 Month USD LIBOR + 52 bps), 6/28/21 (144A)	4,786,811
	Total Insurance	$51,767,617
	Machinery-Construction & Mining - 0.4%
5,495,000(b)	Caterpillar Financial Services Corp., 2.09% (3 Month USD LIBOR + 18 bps), 5/15/20	$5,497,913
4,480,000(b)	Caterpillar Financial Services Corp., 2.124% (3 Month USD LIBOR + 23 bps), 3/15/21	4,481,319
2,600,000(b)	Caterpillar Financial Services Corp., 2.165% (3 Month USD LIBOR + 28 bps), 9/7/21	2,600,598
4,597,000(b)	Caterpillar Financial Services Corp., 2.294% (3 Month USD LIBOR + 39 bps), 5/17/21	4,610,550
8,620,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	8,652,827
	Total Machinery-Construction & Mining	$25,843,207
	Machinery-Diversified - 0.4%
7,295,000(b)	John Deere Capital Corp., 2.151% (3 Month USD LIBOR + 26 bps), 9/10/21	$7,302,873
5,512,000(b)	John Deere Capital Corp., 2.265% (3 Month USD LIBOR + 38 bps), 3/7/22	5,521,386
4,500,000(b)	John Deere Capital Corp., 2.285% (3 Month USD LIBOR + 40 bps), 6/7/21	4,516,051
3,000,000(b)	John Deere Capital Corp., 2.43% (3 Month USD LIBOR + 42 bps), 7/10/20	3,005,423
	Total Machinery-Diversified	$20,345,733
	Media - 0.3%
8,000,000(b)	Comcast Corp., 2.239% (3 Month USD LIBOR + 33 bps), 10/1/20	$8,013,776
11,499,000(b)	NBCUniversal Enterprise, Inc., 2.309% (3 Month USD LIBOR + 40 bps), 4/1/21 (144A)	11,527,754
	Total Media	$19,541,530
	Oil & Gas - 0.7%
5,685,000	BP Capital Markets Plc, 2.315%, 2/13/20	$5,686,291
5,766,000(b)	BP Capital Markets Plc, 2.764% (3 Month USD LIBOR + 87 bps), 9/16/21	5,829,333
3,115,000(b)	Chevron Corp., 2.116% (3 Month USD LIBOR + 21 bps), 3/3/20	3,115,639
2,295,000(b)	Chevron Corp., 2.436% (3 Month USD LIBOR + 53 bps), 3/3/22	2,313,036
3,652,000(b)	Chevron Corp., 2.854% (3 Month USD LIBOR + 95 bps), 5/16/21	3,694,939
10,913,000(b)	Exxon Mobil Corp., 2.234% (3 Month USD LIBOR + 33 bps), 8/16/22	10,963,935
8,710,000(b)	Phillips 66, 2.517% (3 Month USD LIBOR + 60 bps), 2/26/21	8,710,521
5,345,000	Total Capital SA, 4.45%, 6/24/20	5,407,976
	Total Oil & Gas	$45,721,670
	Pharmaceuticals - 1.2%
17,275,000	AbbVie, Inc., 2.5%, 5/14/20	$17,300,955
7,636,000(b)	AbbVie, Inc., 2.545% (3 Month USD LIBOR + 65 bps), 11/21/22 (144A)	7,673,770
4,670,000(b)	Bayer US Finance II LLC, 2.577% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	4,684,736
5,800,000	Becton Dickinson & Co., 2.404%, 6/5/20	5,806,167
2,990,000(b)	Becton Dickinson & Co., 2.836% (3 Month USD LIBOR + 88 bps), 12/29/20	2,991,469
6,000,000(b)	Becton Dickinson & Co., 2.917% (3 Month USD LIBOR + 103 bps), 6/6/22	6,044,173
9,125,000	Bristol-Myers Squibb Co., 2.875%, 8/15/20	9,176,126
6,730,000(b)	Cigna Corp., 2.55% (3 Month USD LIBOR + 65 bps), 9/17/21	6,730,377
1,555,000(b)	CVS Health Corp., 2.515% (3 Month USD LIBOR + 63 bps), 3/9/20	1,556,233
11,060,000(b)	Zoetis, Inc., 2.339% (3 Month USD LIBOR + 44 bps), 8/20/21	11,069,806
	Total Pharmaceuticals	$73,033,812
	Pipelines - 0.4%
15,605,000(b)	MPLX LP, 2.985% (3 Month USD LIBOR + 110 bps), 9/9/22	$15,667,355
15,900,000(b)	Spectra Energy Partners LP, 2.592% (3 Month USD LIBOR + 70 bps), 6/5/20	15,927,984
	Total Pipelines	$31,595,339
	Retail - 0.1%
4,517,000(b)	Home Depot, Inc., 2.042% (3 Month USD LIBOR + 15 bps), 6/5/20	$4,520,760
	Total Retail	$4,520,760
	Savings & Loans - 0.0%†
962,000	Nationwide Building Society, 2.35%, 1/21/20 (144A)	$962,109
	Total Savings & Loans	$962,109
	Semiconductors - 0.1%
8,637,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.2%, 1/15/21	$8,643,629
1,009,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20	1,009,045
	Total Semiconductors	$9,652,674
	Telecommunications - 0.1%
6,249,000(b)	AT&T, Inc., 2.891% (3 Month USD LIBOR + 93 bps), 6/30/20	$6,271,173
2,885,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20 (144A)	2,885,160
Principal Amount USD ($)		Value
	Telecommunications - (continued)
2,990,000(b)	Deutsche Telekom International Finance BV, 2.582% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	$2,990,746
	Total Telecommunications	$12,147,079
	Transportation - 0.1%
4,524,000	Union Pacific Corp., 1.8%, 2/1/20	$4,523,608
	Total Transportation	$4,523,608
	Trucking & Leasing - 0.2%
1,400,000(b)	Aviation Capital Group LLC, 2.606% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	$1,399,972
4,854,000	GATX Corp., 2.6%, 3/30/20	4,856,920
5,010,000(b)	GATX Corp., 2.611% (3 Month USD LIBOR + 72 bps), 11/5/21	5,031,444
	Total Trucking & Leasing	$11,288,336
	TOTAL CORPORATE BONDS
	(Cost $1,117,188,299)	$1,118,155,794
	FOREIGN GOVERNMENT BONDS - 1.0% of Net Assets
	United States - 1.0%
1,490,000(b)	Federal Home Loan Banks, 1.58% (SOFRRATE + 4 bps), 8/25/20	$1,489,830
12,000,000(b)	Federal Home Loan Banks, 1.625% (SOFRRATE + 9 bps), 9/10/21	11,994,157
10,320,000(b)	Federal Home Loan Banks, 1.64% (SOFRRATE + 10 bps), 12/23/20	10,318,961
14,900,000(b)	Federal Home Loan Banks, 1.955% (1 Month USD LIBOR + 15 bps), 9/28/20	14,921,013
15,175,000(b)	Federal Home Loan Mortgage Corp., 1.57% (SOFRRATE + 3 bps), 6/2/20	15,173,304
14,455,000(b)	Federal National Mortgage Association, 1.7% (SOFRRATE + 16 bps), 1/30/20	14,455,619
	Total United States	$68,352,884
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $68,367,776)	$68,352,884
	INSURANCE-LINKED SECURITIES - 3.3% of Net Assets(e)
	Event Linked Bonds - 1.9%
	Earthquakes - California - 0.2%
3,750,000(b)	Ursa Re, 5.046% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$3,708,375
1,600,000(b)	Ursa Re, 5.626% (3 Month U.S. Treasury Bill + 408 bps), 12/10/20 (144A)	1,589,120
750,000(b)	Ursa Re, 6.786% (3 Month U.S. Treasury Bill + 524 bps), 9/24/21 (144A)	724,650
1,500,000(b)	Ursa Re, 7.296% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	1,501,500
		$7,523,645
	Earthquakes - Chile - 0.0%†
1,800,000(b)	International Bank for Reconstruction & Development, 4.21% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,771,920
	Earthquakes - Colombia - 0.0%†
1,300,000(b)	International Bank for Reconstruction & Development, 4.71% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,289,990
	Earthquakes - Japan - 0.1%
500,000(b)	Kizuna Re II, 3.419% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$494,050
2,500,000(b)	Nakama Re, 3.805% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	2,483,750
2,500,000(b)	Nakama Re, 3.939% (3 Month USD LIBOR + 200 bps), 4/13/23 (144A)	2,464,750
		$5,442,550
	Earthquakes - Mexico - 0.0%†
1,400,000(b)	International Bank for Reconstruction & Development, 4.21% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,393,560
	Earthquakes - Peru - 0.0%†
700,000(b)	International Bank for Reconstruction & Development, 7.71% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$689,780
	Earthquakes - U.S. - 0.1%
4,000,000(b)	Acorn Re, 4.551% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$3,946,800
	Earthquakes - U.S. Regional - 0.0%†
500,000(b)	Merna Re, 3.544% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$498,550
	Health - U.S. - 0.1%
2,000,000(b)	Vitality Re VII, 3.696% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$1,999,600
1,000,000(b)	Vitality Re VII, 4.196% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	999,800
		$2,999,400
	Inland Flood - U.S. - 0.0%†
500,000(b)	FloodSmart Re, 12.794% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$499,750
	Multiperil - Japan - 0.0%†
250,000(b)	Akibare Re, 3.989% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$221,875
500,000(b)	Akibare Re, 3.989% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	444,750
		$666,625
	Multiperil - U.S. - 0.7%
4,500,000(b)	Bowline Re, 6.046% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$4,442,850
2,250,000(b)	Caelus Re IV, 6.794% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	2,258,100
1,250,000(b)	Caelus Re V, 2.044% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	512,500
1,000,000(b)	Caelus Re V, 4.674% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	979,300
500,000(b)	Caelus Re V, 5.474% (3 Month U.S. Treasury Bill + 393 bps), 6/7/21 (144A)	471,050
750,000(b)	Caelus Re V, 6.184% (3 Month U.S. Treasury Bill + 464 bps), 6/7/21 (144A)	689,325
500,000(b)	Fortius Re II, 5.221% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	500,000
4,350,000(b)	Kilimanjaro Re, 6.783% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	4,280,400
Principal Amount USD ($)		Value
	Multiperil - U.S. - (continued)
3,000,000(b)	Kilimanjaro II Re, 7.909% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	$2,970,000
500,000(b)	Kilimanjaro II Re, 7.929% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	495,000
1,700,000(b)	Kilimanjaro II Re, 9.539% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,675,350
1,000,000(b)	Northshore Re II, 9.074% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	1,004,200
2,000,000+(b)	Panthera Re, 5.044% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	2,028,600
2,350,000(b)	Residential Reinsurance 2016, 5.514% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,327,440
2,100,000(b)	Residential Reinsurance 2017, 4.714% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	2,089,920
2,900,000(b)	Residential Reinsurance 2017, 7.304% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	2,838,520
1,250,000(b)	Residential Reinsurance 2018, 4.794% (3 Month U.S. Treasury Bill + 325 bps), 6/6/22 (144A)	1,228,500
500,000(b)	Residential Reinsurance 2019, 6.044% (3 Month U.S. Treasury Bill + 450 bps), 6/6/23 (144A)	500,600
1,300,000(b)	Sanders Re, 4.591% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	1,269,320
2,500,000(b)	Skyline Re, 4.044% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	2,487,500
3,350,000(b)	Tailwind Re, 8.514% (3 Month U.S. Treasury Bill + 697 bps), 1/8/22 (144A)	3,358,375
		$38,406,850
	Multiperil - U.S. Regional - 0.1%
4,000,000(b)	Long Point Re III, 4.294% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$3,961,200
2,600,000(b)	MetroCat Re, 5.244% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	2,620,020
		$6,581,220
	Multiperil - U.S. & Canada - 0.0%†
2,500,000(b)	Kilimanjaro III Re, 11.044% (3 Month U.S. Treasury Bill + 950 bps), 12/19/23 (144A)	$2,496,250
500,000(b)	Mona Lisa Re, (3 Month U.S. Treasury Bill + 750 bps), 1/9/23	500,000
		$2,996,250
	Multiperil - Worldwide - 0.2%
1,250,000(b)	Galilei Re, 6.421% (6 Month USD LIBOR + 479 bps), 1/8/21 (144A)	$1,245,500
3,300,000(b)	Galilei Re, 6.651% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	3,299,670
2,300,000(b)	Galilei Re, 7.231% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	2,290,800
2,800,000(b)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	2,799,720
1,500,000(b)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,499,700
1,550,000(b)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	1,541,940
250,000(b)	Galileo Re, 9.228% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	247,150
1,250,000(b)	Kendall Re, 6.998% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	1,217,000
		$14,141,480
	Pandemic - Worldwide - 0.0%†
1,250,000(b)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,252,875
	Windstorm - Bermuda - 0.2%
11,150,000(b)	Everglades Re II, 6.774% (3 Month U.S. Treasury Bill + 523 bps), 5/8/20 (144A)	$11,228,050
	Windstorm - Florida - 0.1%
2,500,000(b)	Casablanca Re, 5.516% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$2,525,000
2,500,000(b)	Integrity Re, 4.767% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	2,494,250
2,500,000(b)	Integrity Re, 5.74% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)	2,471,250
500,000(b)	Integrity Re, 5.847% (6 Month USD LIBOR + 436 bps), 6/10/20 (144A)	503,300
		$7,993,800
	Windstorm - Japan - 0.0%†
1,500,000(b)	Aozora Re, 3.685% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$1,303,500
500,000(b)	Aozora Re, 4.193% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	465,000
		$1,768,500
	Windstorm - Louisiana - 0.0%†
1,500,000(b)	Pelican IV Re, 3.545% (6 Month USD LIBOR + 204 bps), 5/5/20 (144A)	$1,494,750
	Windstorm - Massachusetts - 0.0%†
3,000,000(b)	Cranberry Re, 3.468% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$2,976,000
	Windstorm - Texas - 0.1%
2,300,000(b)	Alamo Re, 5.026% (1 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)	$2,289,650
2,000,000(b)	Alamo Re, 5.356% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	2,009,800
		$4,299,450
	Windstorm - U.S. - 0.0%†
250,000(b)	Bowline Re, 10.046% (3 Month U.S. Treasury Bill + 850 bps), 3/20/23 (144A)	$250,600
	Windstorm - U.S. Multistate - 0.0%†
3,475,000(b)	Citrus Re, 2.044% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$868,750
	Windstorm - U.S. Regional - 0.0%†
2,500,000(b)	Cape Lookout Re, 5.794% (1 Month U.S. Treasury Bill + 425 bps), 2/25/22 (144A)	$2,448,750
500,000(f)	Matterhorn Re, 12/7/20 (144A)	474,250
		$2,923,000
	Total Event Linked Bonds	$123,904,145
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Earthquakes - California - 0.0%†
2,500,000+(a)	Adare Re 2020-1, 1/31/21	$2,406,675
	Multiperil - Massachusetts - 0.1%
3,000,000+(a)(g)	Denning Re 2019, 7/31/20	$3,012,910
	Multiperil - U.S. - 0.1%
500,000+(a)(g)	Dingle Re 2019, 2/1/20	$510,263
Face Amount USD ($)		Value
	Multiperil - U.S. - (continued)
1,500,000+(a)(g)	Kingsbarns Re 2017, 5/19/20	$1,500
4,000,000+(a)(g)	Port Royal Re 2019, 5/31/20	4,040,119
2,000,000+(a)(g)	Riviera Re 2019, 5/31/20	2,014,663
		$6,566,545
	Multiperil - U.S. Regional - 0.1%
1,563,421+(a)(g)	Ailsa Re 2018, 6/15/20	$176,667
2,750,000+(a)(g)	Ailsa Re 2019, 6/30/20	2,858,120
2,500,000+(a)(g)	Ocean View Re 2019, 6/30/20	2,503,259
		$5,538,046
	Multiperil - Worldwide - 0.0%†
1,000,000+(a)(g)	Cypress Re 2017, 1/10/20	$18,200
3,688,762+(a)(g)	Kilarney Re 2018, 4/15/20	1,862,087
24,000+(g)	Limestone Re 2016-1, 8/31/21	29,081
40,000+(g)	Limestone Re 2016-1, 8/31/21	48,468
2,000,000+(a)(g)	Limestone Re 2019-2, 3/1/23 (144A)	2,000,200
1,500,000+(a)(g)	Mid Ocean Re 2019, 7/31/20	1,468,043
2,000,000+(a)(g)	Resilience Re, 4/6/20	200
2,500,000+(a)	Resilience Re, 5/1/20	1,750
500,000+(a)(g)	Wentworth Re 2019-1, 12/31/22	511,033
		$5,939,062
	Windstorm - Florida - 0.0%†
2,000,000+(a)(g)	Formby Re 2018, 2/28/20	$633,728
685,024+(a)(g)	Formby Re 2018, 3/31/20	5,617
800,000+(a)(g)	Portrush Re 2017, 6/15/20	510,480
		$1,149,825
	Windstorm - North Carolina - 0.0%†
1,998,900+(a)(g)	Lahinch Re 2019, 5/31/20	$2,028,491
	Windstorm - U.S. Regional - 0.0%†
500,000+(a)(g)	Oakmont Re 2017, 4/15/20	$14,700
2,500,000+(a)(g)	Oakmont Re 2019, 9.976%, 4/30/20	1,730,750
1,500,000+(g)	Resilience Re, 6/15/20	727,500
		$2,472,950
	Total Collateralized Reinsurance	$29,114,504
	Industry Loss Warranties - 0.1%
	Multiperil - U.S. - 0.1%
5,250,000+(a)(g)	Cypress Re 2019, 1/31/20	$5,354,366
	Total Industry Loss Warranties	$5,354,366
	Reinsurance Sidecars - 1.0%
	Multiperil - U.S. - 0.1%
750,000+(a)(g)	Carnoustie Re 2016, 11/30/20	$20,250
2,000,000+(a)(g)	Carnoustie Re 2017, 11/30/21	271,700
1,500,000+(g)	Carnoustie Re 2018, 12/31/21	16,800
1,100,000+(a)(g)	Carnoustie Re 2019, 12/31/22	1,216,490
1,500,000+(a)(g)	Castle Stuart Re 2018, 12/1/21	1,265,100
2,000,000+(a)(h)	Harambee Re 2018, 12/31/21	310,200
4,000,000+(a)(h)	Harambee Re 2019, 12/31/22	4,442,000
625,004+(a)(g)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	99,517
		$7,642,057
	Multiperil - Worldwide - 0.9%
3,000,000+(a)(g)	Alturas Re, 3/10/22	$3,281,100
500,000+(a)(g)	Alturas Re 2019-1, 3/10/23	568,900
500,000+(a)(g)	Arlington Re 2015, 2/1/20	24,300
2,500,000+(a)(g)	Bantry Re 2016, 3/30/20	201,500
2,000,000+(a)(g)	Bantry Re 2017, 3/31/20	472,200
2,000,000+(a)(g)	Bantry Re 2018, 12/31/21	22,800
4,000,000+(a)(g)	Bantry Re 2019, 12/31/22	4,234,279
1,250,000+(a)(g)	Berwick Re 2017-1, 2/1/20	41,375
5,120,164+(a)(g)	Berwick Re 2018-1, 12/31/21	817,690
3,658,035+(a)(g)	Berwick Re 2019-1, 12/31/22	3,786,432
1,500,000+(a)(h)	Blue Lotus Re 2018, 12/31/21	1,646,550
75,000+(g)	Eden Re II, 3/22/22 (144A)	97,980
113,405+(g)	Eden Re II, 3/22/22 (144A)	127,082
400,000+(a)(g)	Eden Re II, 3/22/23 (144A)	416,160
3,579,693+(a)(g)	Eden Re II, 3/22/23 (144A)	3,721,807
1,300,000+(g)	Gleneagles Re 2016, 11/30/20	40,560
2,118,314+(a)(g)	Gullane Re 2018, 12/31/21	1,988,044
72,000+(g)	Limestone Re 2018, 3/1/22	246,650
500,000+(a)(h)	Lion Rock Re 2019, 1/31/20	550,800
4,000,000+(a)(h)	Lorenz Re 2018, 7/1/21	406,000
2,744,544+(a)(h)	Lorenz Re 2019, 6/30/22	2,392,968
3,000,000+(a)(g)	Merion Re 2018-2, 12/31/21	3,054,000
977,820+(a)(h)	NCM Re 2019, 12/31/22	1,048,810
2,500,000+(g)	Pangaea Re 2015-1, 2/1/20	3,270
2,800,000+(g)	Pangaea Re 2015-2, 5/29/20	4,175
2,500,000+(g)	Pangaea Re 2016-1, 11/30/20	5,549
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
1,500,000+(g)	Pangaea Re 2016-2, 11/30/20	$4,464
2,000,000+(a)(g)	Pangaea Re 2017-1, 11/30/21	32,200
1,500,000+(g)	Pangaea Re 2017-3, 5/31/22	76,486
2,000,000+(a)(g)	Pangaea Re 2018-1, 12/31/21	117,600
4,000,000+(a)(g)	Pangaea Re 2018-3, 7/1/22	82,974
2,800,000+(a)(g)	Pangaea Re 2019-1, 2/1/23	2,785,440
2,941,254+(a)(g)	Pangaea Re 2019-3, 7/1/23	2,860,958
4,000,000+(a)(g)	Sector Re V, 12/1/23 (144A)	3,242,244
300,000+(a)(g)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	64,309
300,000+(a)(g)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	64,309
379+(g)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	23,179
1,331+(g)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	58,620
2,000,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	1,585,661
874,996+(a)(g)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	1,005,985
1,250,000+(a)(g)	St. Andrews Re 2017-1, 2/1/20	84,750
1,737,984+(a)(g)	St. Andrews Re 2017-4, 6/1/20	171,018
750,000+(a)(g)	Thopas Re 2018, 12/31/21	55,575
3,000,000+(a)(g)	Thopas Re 2019, 12/31/22	2,961,600
2,600,000+(a)(g)	Versutus Re 2017, 11/30/21	34,320
2,000,000+(a)(g)	Versutus Re 2018, 12/31/21	–
1,765,095+(a)(g)	Versutus Re 2019-A, 12/31/21	1,964,551
1,434,906+(a)(g)	Versutus Re 2019-B, 12/31/21	1,597,050
750,000+(a)(g)	Viribus Re 2018, 12/31/21	41,475
2,500,000+(a)(g)	Viribus Re 2019, 12/31/22	3,081,750
1,724,784+(a)(g)	Woburn Re 2018, 12/31/21	345,302
809,418+(a)(g)	Woburn Re 2019, 12/31/22	837,343
		$52,380,144
	Total Reinsurance Sidecars	$60,022,201
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $216,434,093)	$218,395,216
Principal Amount USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets(i)
	Municipal Student Loan - 0.0%†
145,363(b)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 2.84% (3 Month USD LIBOR + 90 bps), 4/26/27	$145,499
	Total Municipal Student Loan	$145,499
	TOTAL MUNICIPAL BOND
	(Cost $145,949)	$145,499
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.6% of Net Assets*(b)
	Aerospace & Defense - 0.0%†
2,424,514	American Airlines, Inc., 2018 Replacement Term Loan, 3.542% (LIBOR + 175 bps), 6/27/25	$2,429,734
746,250	MRO Holdings, Inc., Initial Term Loan, 6.945% (LIBOR + 500 bps), 6/4/26	745,317
234,008	United Airlines, Inc., Refinanced Term Loan, 3.549% (LIBOR + 175 bps), 4/1/24	212,362
	Total Aerospace & Defense	$3,387,413
	Automobile - 0.3%
2,518,595	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.799% (LIBOR + 200 bps), 11/2/23	$2,378,813
610,101	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.444% (LIBOR + 275 bps), 11/8/23	577,689
266,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.97% (LIBOR + 200 bps), 3/3/25	267,334
2,962,312	Navistar, Inc., Tranche B Term Loan, 5.24% (LIBOR + 350 bps), 11/6/24	2,958,609
3,526,837	Thor Industries, Inc., Initial USD Term Loan, 5.5% (LIBOR + 375 bps), 2/1/26	3,543,371
605,447	TI Group Automotive Systems LLC, Initial US Term Loan, 4.299% (LIBOR + 250 bps), 6/30/22	608,600
291,667	Visteon Corp., New Term Loan, 3.57% (LIBOR + 175 bps), 3/25/24	292,396
	Total Automobile	$10,626,812
	Beverage, Food & Tobacco - 0.1%
900,515	Albertson’s LLC, 2019 Term B-8 Loan, 4.549% (LIBOR + 275 bps), 8/17/26	$910,030
2,424,408	Albertson’s LLC, 2019-1 Term B-7 Loan, 4.549% (LIBOR + 275 bps), 11/17/25	2,449,556
1,317,996	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.8% (LIBOR + 200 bps), 12/18/24	1,322,609
997,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 3.799% (LIBOR + 200 bps), 9/13/26	1,002,997
	Total Beverage, Food & Tobacco	$5,685,192
	Broadcasting & Entertainment - 0.2%
1,087,297	Gray Television, Inc., Term B-2 Loan, 3.947% (LIBOR + 225 bps), 2/7/24	$1,091,459
5,029,886	Gray Television, Inc., Term C Loan, 4.197% (LIBOR + 250 bps), 1/2/26	5,061,951
4,988,422	Sinclair Television Group, Inc., Tranche B Term Loan, 4.05% (LIBOR + 225 bps), 1/3/24	4,998,773
	Total Broadcasting & Entertainment	$11,152,183
	Building Materials - 0.1%
1,124,455	Circor International, Inc., Initial Term Loan, 5.236% (LIBOR + 350 bps), 12/11/24	$1,132,538
2,746,970	Summit Materials LLC, New Term Loan, 3.799% (LIBOR + 200 bps), 11/21/24	2,763,281
	Total Building Materials	$3,895,819
	Buildings & Real Estate - 0.1%
2,436,058	Beacon Roofing Supply, Inc., Initial Term Loan, 4.049% (LIBOR + 225 bps), 1/2/25	$2,450,524
Principal Amount USD ($)		Value
	Buildings & Real Estate - (continued)
1,012,188	DTZ U.S. Borrower LLC (aka Cushman & Wakafield), Closing Date Term Loan, 5.049% (LIBOR + 325 bps), 8/21/25	$1,017,406
1,280,500	Southwire Co. LLC (f.k.a Southwire Co.), Initial Term Loan, 3.549% (LIBOR + 175 bps), 5/19/25	1,282,635
437,846	Uniti Group, Inc., Shortfall Term Loan, 6.799% (LIBOR + 500 bps), 10/24/22	430,950
2,100,000	VICI Properties 1 LLC, Term B Loan, 3.785% (LIBOR + 200 bps), 12/20/24	2,112,104
645,102	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.799% (LIBOR + 500 bps), 9/29/23	614,782
	Total Buildings & Real Estate	$7,908,401
	Chemicals, Plastics & Rubber - 0.3%
2,765,560	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.695% (LIBOR + 175 bps), 6/1/24	$2,775,585
4,477,500	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan U, 4.215% (LIBOR + 250 bps), 7/1/26	4,497,712
542,731	Core & Main LP, Initial Term Loan, 4.528% (LIBOR + 275 bps), 8/1/24	542,952
1,897,792	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.427% (LIBOR + 250 bps), 2/8/25	1,910,128
967,575	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.549% (LIBOR + 275 bps), 2/5/23	971,959
916,716	Tata Chemicals North America, Term Loan, 4.563% (LIBOR + 275 bps), 8/7/20	914,424
4,471,317	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.609% (LIBOR + 275 bps), 9/23/24	4,484,592
293,276	Twist Beauty International Holdings SA, Facility B2, 4.907% (LIBOR + 300 bps), 4/22/24	286,311
	Total Chemicals, Plastics & Rubber	$16,383,663
	Computers & Electronics - 0.1%
990,000	Celestica, Inc., Incremental Term B–2 Loan, 4.292% (LIBOR + 250 bps), 6/27/25	$990,929
1,000,000(j)	Edgewell Personal Care Co., Term Loan B, 9/18/26	1,003,750
1,231,560	Energizer Holdings, Inc., Term Loan B, 4.0% (LIBOR + 225 bps), 12/17/25	1,239,627
1,694,813	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.549% (LIBOR + 175 bps), 1/2/26	1,693,386
1,995,000	NCR Corp., Initial Term Loan, 4.3% (LIBOR + 250 bps), 8/28/26	2,007,469
	Total Computers & Electronics	$6,935,161
	Construction & Building - 0.0%†
593,090	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.549% (LIBOR + 275 bps), 11/15/23	$596,849
	Total Construction & Building	$596,849
	Consumer Services - 0.0%†
1,038,778	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.944% (LIBOR + 325 bps), 9/23/26	$1,042,818
	Total Consumer Services	$1,042,818
	Containers, Packaging & Glass - 0.1%
2,986,806	Plastipak Holdings, Inc., Tranche B Term Loan, 4.3% (LIBOR + 250 bps), 10/14/24	$2,987,737
	Total Containers, Packaging & Glass	$2,987,737
	Diversified & Conglomerate Manufacturing - 0.1%
904,422	Delos Finance S.a.r.l., New Term Loan, 3.695% (LIBOR + 175 bps), 10/6/23	$909,025
2,948,445	Garda World Security Corp., Initial Term Loan, 6.66% (LIBOR + 475 bps), 10/30/26	2,969,329
	Total Diversified & Conglomerate Manufacturing	$3,878,354
	Diversified & Conglomerate Service - 0.1%
567,226	ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-3 Loan, 3.549% (LIBOR + 175 bps), 4/2/25	$571,126
2,005,842	Avis Budget Car Rental LLC, Tranche B Term Loan, 3.8% (LIBOR + 200 bps), 2/13/25	2,019,946
103,138	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.091% (LIBOR + 325 bps), 3/3/25	103,267
1,872,714	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.549% (LIBOR + 175 bps), 11/7/23	1,890,271
1,047,555	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.299% (LIBOR + 250 bps), 3/1/24	1,052,684
491,455	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 4.799% (LIBOR + 300 bps), 2/3/25	490,226
467,317	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.677% (LIBOR + 475 bps), 9/29/23	438,889
1,975,000	DynCorp International, Inc., Term Loan, 7.74% (LIBOR + 600 bps), 8/18/25	1,937,969
492,424	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.211% (LIBOR + 325 bps), 6/28/24	493,347
1,955,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 3.695% (LIBOR + 175 bps), 1/17/25	1,966,730
871,438	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.299% (LIBOR + 250 bps), 8/18/22	877,126
389,103	NVA Holdings, Inc., First Lien Term B-3 Loan, 6.5% (PRIME + 175 bps), 2/2/25	389,255
1,592,000	NVA Holdings, Inc., Incremental Term B-4 Loan, 7.25% (PRIME + 250 bps), 2/2/25	1,593,990
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 3.486% (LIBOR + 175 bps), 11/18/26	1,485,177
684,211	Tempo Acquisition LLC, Initial Term Loan, 4.549% (LIBOR + 275 bps), 5/1/24	689,342
411,853	West Corp., Initial Term B Loan, 5.927% (LIBOR + 400 bps), 10/10/24	350,076
	Total Diversified & Conglomerate Service	$16,349,421
	Electric & Electrical - 0.0%†
1,604,681	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 3.8% (LIBOR + 200 bps), 9/19/25	$1,617,354
392,878	Rackspace Hosting, Inc., First Lien Term B Loan, 4.902% (LIBOR + 300 bps), 11/3/23	385,020
	Total Electric & Electrical	$2,002,374
	Electronics - 0.1%
675,736	Leidos, Inc. (fka Leidos Innovations Corp.), B Term Loan, 3.563% (LIBOR + 175 bps), 8/22/25	$681,119
2,370,054	Scientific Games International, Inc., Initial Term B-5 Loan, 4.549% (LIBOR + 275 bps), 8/14/24	2,379,788
300,279	Verint Systems, Inc., Refinancing Term Loan, 3.796% (LIBOR + 200 bps), 6/28/24	302,531
Principal Amount USD ($)		Value
	Electronics - (continued)
1,815,787	Western Digital Corp., US Term B-4 Loan, 3.452% (LIBOR + 175 bps), 4/29/23	$1,827,506
	Total Electronics	$5,190,944
	Entertainment & Leisure - 0.0%†
875,250	Cedar Fair LP, US Term B Loan, 3.549% (LIBOR + 175 bps), 4/13/24	$880,857
	Total Entertainment & Leisure	$880,857
	Environmental Services - 0.0%†
2,615,365	GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.799% (LIBOR + 300 bps), 5/30/25	$2,622,604
	Total Environmental Services	$2,622,604
	Financial Services - 0.0%†
2,123,929	RPI Finance Trust, Initial Term Loan B-6, 3.799% (LIBOR + 200 bps), 3/27/23	$2,143,694
	Total Financial Services	$2,143,694
	Healthcare - 0.0%†
526,604	Grifols Worldwide Operations, Ltd., Dollar Tranche B Term Loan, 3.74% (LIBOR + 200 bps), 11/15/27	$531,573
358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 4.0% (LIBOR + 225 bps), 5/22/26	361,479
	Total Healthcare	$893,052
	Healthcare & Pharmaceuticals - 0.0%†
1,269,678	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.299% (LIBOR + 250 bps), 2/16/23	$1,275,233
992,500	Agiliti Health, Inc., Initial Term Loan, 4.75% (LIBOR + 300 bps), 1/4/26	999,944
1,071,963	Alkermes, Inc., 2023 Term Loan, 3.99% (LIBOR + 225 bps), 3/27/23	1,068,614
977,500	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 5.299% (LIBOR + 350 bps), 9/26/24	944,917
1,995,000	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.049% (LIBOR + 225 bps), 8/12/26	2,011,728
2,122,121	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.563% (LIBOR + 375 bps), 7/2/25	2,136,047
987,500	Kindred Healthcare LLC, Closing Date Term Loan, 6.813% (LIBOR + 500 bps), 7/2/25	996,141
1,511,896	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.549% (LIBOR + 375 bps), 11/13/25	1,483,548
1,840,750	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Initial Term Loan, 6.21% (LIBOR + 450 bps), 3/5/26	1,853,405
311,185	Prestige Brands, Inc., Term B-4 Loan, 3.799% (LIBOR + 200 bps), 1/26/24	313,762
1,430,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 6.289% (LIBOR + 450 bps), 12/11/26	1,436,554
	Total Healthcare & Pharmaceuticals	$14,519,893
	Healthcare, Education & Childcare - 0.4%
1,032,833	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.299% (LIBOR + 350 bps), 5/10/23	$1,031,542
2,337,500	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 4.49% (LIBOR + 275 bps), 11/27/25	2,354,739
2,736,614	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 4.74% (LIBOR + 300 bps), 6/2/25	2,756,712
5,480,969	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.304% (LIBOR + 450 bps), 11/16/25	5,531,783
4,236,318	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	4,250,827
1,488,750	Vizient, Inc., Term B-5 Loan, 4.549% (LIBOR + 275 bps), 5/6/26	1,502,086
	Total Healthcare, Education & Childcare	$17,427,689
	Hotel, Gaming & Leisure - 0.0%†
1,212,222	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 3.549% (LIBOR + 175 bps), 11/19/26	$1,215,246
2,069,182	Boyd Gaming Corp., Refinancing Term B Loan, 3.853% (LIBOR + 225 bps), 9/15/23	2,086,201
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.299% (LIBOR + 250 bps), 10/19/20	998,750
1	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 3.768% (LIBOR + 175 bps), 6/22/26	1
800,405	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.799% (LIBOR + 200 bps), 3/21/25	805,337
	Total Hotel, Gaming & Leisure	$5,105,535
	Insurance - 0.1%
995,000	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 4.99% (LIBOR + 325 bps), 5/9/25	$998,109
69,438	Alliant Holdings Intermediate LLC, Initial Term Loan, 4.799% (LIBOR + 300 bps), 5/9/25	69,546
4,278,658	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 4.799% (LIBOR + 300 bps), 11/3/24	4,307,184
552,946	Confie Seguros Holding II Co., Term B Loan, 6.659% (LIBOR + 475 bps), 4/19/22	539,468
497,364	Integro Parent, Inc., First Lien Initial Term Loan, 7.541% (LIBOR + 575 bps), 10/31/22	489,904
342,125	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24	342,510
	Total Insurance	$6,746,721
	Leasing - 0.2%
2,064,593	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.515% (LIBOR + 175 bps), 1/15/25	$2,080,078
2,574,170	Fly Funding II S.a.r.l., Replacement Loan, 3.65% (LIBOR + 175 bps), 8/9/25	2,582,215
2,922,481	Hertz Corp., Tranche B-1 Term Loan, 4.55% (LIBOR + 275 bps), 6/30/23	2,939,834
982,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.649% (LIBOR + 375 bps), 9/11/23	984,956
	Total Leasing	$8,587,083
	Leisure & Entertainment - 0.2%
985,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.299% (LIBOR + 350 bps), 5/30/25	$750,886
Principal Amount USD ($)		Value
	Leisure & Entertainment - (continued)
2,357,075	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4.8% (LIBOR + 300 bps), 4/22/26	$2,377,110
731,250	CityCenter Holdings LLC, Term B Loan, 4.049% (LIBOR + 225 bps), 4/18/24	735,295
2,023,622	Fitness International LLC, Term B Loan, 5.049% (LIBOR + 325 bps), 4/18/25	2,025,520
954,269	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.55% (LIBOR + 175 bps), 4/17/26	959,994
	Total Leisure & Entertainment	$6,848,805
	Machinery - 0.1%
97,697	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 3.695% (LIBOR + 175 bps), 5/18/24	$98,262
1,234,571	CTC AcquiCo GmbH, Facility B2, 4.664% (LIBOR + 275 bps), 3/7/25	1,209,880
140,772	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.549% (LIBOR + 275 bps), 7/30/24	141,814
246,799	NN, Inc., Tranche B Term Loan, 7.049% (LIBOR + 525 bps), 10/19/22	241,246
2,114,308	Shape Technologies Group, Inc., Initial Term Loan, 4.934% (LIBOR + 300 bps), 4/21/25	1,908,163
1,736,875	Terex Corp., 2019 US Term Loan Commitments, 4.594% (LIBOR + 275 bps), 1/31/24	1,748,272
294,270	Terex Corp., Incremental US Term Loan, 3.844% (LIBOR + 200 bps), 1/31/24	295,336
	Total Machinery	$5,642,973
	Media - 0.1%
3,975,000	CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), September 2019 Initial Term Loan, 4.24% (LIBOR + 250 bps), 4/15/27	$4,001,501
639,844	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.99% (LIBOR + 225 bps), 7/17/25	641,443
1,355,799	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 3.99% (LIBOR + 225 bps), 1/15/26	1,360,544
1,365,573	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 4.802% (LIBOR + 300 bps), 11/2/22	1,366,427
2,450,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.24% (LIBOR + 250 bps), 4/15/25	2,461,343
	Total Media	$9,831,258
	Metals & Mining - 0.0%†
949,352	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 275 bps), 12/22/23	$954,573
987,342	BWay Holding Co., Initial Term Loan, 5.234% (LIBOR + 325 bps), 4/3/24	985,645
225,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.549% (LIBOR + 375 bps), 1/4/23	225,562
120,134	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.625% (LIBOR + 275 bps), 8/14/24	118,782
	Total Metals & Mining	$2,284,562
	Oil & Gas - 0.1%
296,928	Apergy Corp., Initial Term Loan, 4.422% (LIBOR + 250 bps/PRIME + 150 bps), 5/9/25	$297,917
497,500	BCP Raptor II LLC, Initial Term Loan, 6.549% (LIBOR + 475 bps), 11/3/25	461,017
4,950,000	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 5.049% (LIBOR + 325 bps), 9/29/25	4,956,187
694,714	Delek US Holdings, Inc., Initial Term Loan, 4.049% (LIBOR + 225 bps), 3/31/25	694,570
248,365	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.549% (LIBOR + 675 bps), 10/29/25	180,271
247,296	Gulf Finance LLC, Tranche B Term Loan, 7.044% (LIBOR + 525 bps), 8/25/23	194,746
560,531	St. Joseph Energy Center LLC, Term B Advance, 5.31% (LIBOR + 350 bps), 4/10/25	555,626
	Total Oil & Gas	$7,340,334
	Personal, Food & Miscellaneous Services - 0.0%†
1,425,087	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 4.927% (LIBOR + 300 bps), 9/6/24	$1,401,929
1,225,000	Option Care Health, Inc., Term B Loan, 6.299% (LIBOR + 450 bps), 8/6/26	1,221,555
	Total Personal, Food & Miscellaneous Services	$2,623,484
	Printing & Publishing - 0.0%†
1,210,922	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 4.799% (LIBOR + 300 bps), 11/8/24	$1,223,157
	Total Printing & Publishing	$1,223,157
	Professional & Business Services - 0.1%
997,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 5.299% (LIBOR + 350 bps), 8/21/26	$1,004,670
3,180,070	Lamar Media Corp., Term B Loan, 3.563% (LIBOR + 175 bps), 3/14/25	3,207,896
1,243,750	MYOB US Borrower LLC, First Lien Initial US Term Loan, 5.799% (LIBOR + 400 bps), 5/6/26	1,256,188
	Total Professional & Business Services	$5,468,754
	Retail - 0.2%
2,000,000(j)	Aramark Services, Inc., Term Loan, 1/27/27	$2,013,124
733,125	Bass Pro Group LLC, Initial Term Loan, 6.799% (LIBOR + 500 bps), 9/25/24	731,475
1,592,310	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.55% (LIBOR + 175 bps), 10/13/26	1,603,265
2,468,750	HD Supply, Inc., Term B-5 Loan, 3.549% (LIBOR + 175 bps), 10/17/23	2,489,179
2,390,764	KFC Holding Co. (aka Yum! Brands), 2018 Term B Loan, 3.495% (LIBOR + 175 bps), 4/3/25	2,401,972
933,004	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.301% (LIBOR + 250 bps), 1/30/23	905,014
990,000	Resideo Funding, Inc., Tranche B Term Loan, 4.2% (LIBOR + 225 bps), 10/24/25	985,669
	Total Retail	$11,129,698
	Telecommunications - 0.5%
3,235,477	CenturyLink, Inc., Initial Term B Loan, 4.549% (LIBOR + 275 bps), 1/31/25	$3,252,554
2,499,750	Ciena Corp., Refinancing Term Loan, 3.765% (LIBOR + 200 bps), 9/26/25	2,514,853
2,747,115	Commscope, Inc., Initial Term Loan, 5.049% (LIBOR + 325 bps), 4/6/26	2,768,391
2,457,121	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 3.549% (LIBOR + 175 bps), 2/15/24	2,473,571
Principal Amount USD ($)		Value
	Telecommunications - (continued)
1,990,234	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.549% (LIBOR + 175 bps), 3/1/27	$2,002,259
899,461	Plantronics, Inc., Initial Term B Loan, 4.299% (LIBOR + 250 bps), 7/2/25	881,472
5,544,000	Sprint Communications, Inc., 2019 Incremental Term Loan, 4.813% (LIBOR + 300 bps), 2/2/24	5,537,004
2,555,296	Sprint Communications, Inc., Initial Term Loan, 4.313% (LIBOR + 250 bps), 2/2/24	2,538,510
1,484,673	Virgin Media Bristol LLC, N Facility, 4.24% (LIBOR + 250 bps), 1/31/28	1,495,808
680,541	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.0% (PRIME + 425 bps), 2/17/24	646,301
	Total Telecommunications	$24,110,723
	Transportation - 0.0%†
2,425,500	Envision Healthcare Corp., Initial Term Loan, 5.549% (LIBOR + 375 bps), 10/10/25	$2,077,846
62,461	Syncreon Group BV, Second Out Term Loan, 7.799% (LIBOR + 600 bps), 4/1/25	54,653
1,615,950	Travelport Finance (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 6.945% (LIBOR + 500 bps), 5/29/26	1,513,337
	Total Transportation	$3,645,836
	Utilities - 0.0%†
1,276,395	APLP Holdings, Ltd. Partnership, Term Loan, 4.549% (LIBOR + 275 bps), 4/13/23	$1,281,711
759,500	Calpine Construction Finance Co., LP, Term B Loan, 4.299% (LIBOR + 250 bps), 1/15/25	763,772
498,750	Calpine Corp., Term Loan, 4.299% (LIBOR + 250 bps), 8/12/26	502,387
489,940	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.549% (LIBOR + 375 bps), 10/2/23	491,969
570,446	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 3.537% (LIBOR + 175 bps), 12/31/25	574,475
	Total Utilities	$3,614,314
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $240,110,783)	$240,714,167
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% of Net Assets
7,236(b)	Fannie Mae, 4.005% (2 Month USD LIBOR + 168 bps), 1/1/48	$7,645
8,262(b)	Fannie Mae, 4.106% (1 Year CMT Index + 211 bps), 9/1/32	8,747
278(b)	Fannie Mae, 4.308% (1 Year CMT Index + 231 bps), 11/1/23	283
1,455,109(b)	Fannie Mae, 4.318% (1 Year CMT Index + 213 bps), 8/1/37	1,544,632
7,305(b)	Fannie Mae, 4.558% (1 Year CMT Index + 219 bps), 10/1/32	7,419
6,379(b)	Fannie Mae, 4.92% (1 Year CMT Index + 217 bps), 2/1/34	6,354
10,200(b)	Federal Home Loan Mortgage Corp., 4.125% (2 Month USD LIBOR + 200 bps), 11/1/33	10,637
1,834,795(b)	Federal Home Loan Mortgage Corp., 4.267% (2 Month USD LIBOR + 177 bps), 9/1/35	1,928,159
1,252(b)	Federal Home Loan Mortgage Corp., 4.371% (5 Year CMT Index + 212 bps), 6/1/35	1,261
896(b)	Federal Home Loan Mortgage Corp., 4.582% (1 Year CMT Index + 230 bps), 10/1/23	912
2,036(b)	Government National Mortgage Association II, 4.0% (1 Year CMT Index + 150 bps), 1/20/22	2,053
31,000,000(b)	U.S. Treasury Floating Rate Notes, 1.746% (3 Month U.S. Treasury Bill Money Market Yield + 22 bps), 7/31/21	31,013,266
132,000,000(b)	U.S. Treasury Floating Rate Notes, 1.826% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	132,221,768
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $166,656,697)	$166,753,136
	TEMPORARY CASH INVESTMENTS - 5.2% of Net Assets
	CERTIFICATES OF DEPOSIT - 0.5%
6,100,000(b)	Lloyds Bank Corporate Markets Plc, 2.516% (3 Month USD LIBOR + 55 bps), 7/19/21	$6,104,601
13,000,000	Nordea Bank, 2.14%, 1/31/20	13,003,504
6,000,000(b)	Svenska Handelsbanken AB, 1.894% (1 Month USD LIBOR + 19 bps), 5/5/20	6,000,129
1,135,000(b)	Swedbank AB, 2.23% (3 Month USD LIBOR + 32 bps), 8/24/20	1,136,663
6,000,000(b)	Toronto-Dominion Bank, 1.85% (French CPI Ex Tobacco Daily Reference Index + 30 bps), 2/27/20	6,000,334
		$32,245,231
	COMMERCIAL PAPERS - 4.3%
14,000,000	American Electric Power Co., Inc., 2.094%, 1/16/20	$13,987,947
6,500,000	American Electric Power Co., Inc., 2.094%, 1/22/20	6,492,131
15,100,000	Bell Canada, Inc., 1.896%, 1/9/20	15,093,084
7,025,000	Bell Canada, Inc., 1.858%, 1/15/20	7,019,526
16,000,000	Boeing Co., 2.03%, 2/18/20	15,959,166
402,000	Boston Scientific Corp., 2.112%, 1/6/20	401,879
16,000,000	Boston Scientific Corp., 2.073%, 1/9/20	15,992,608
6,425,000	Broadcom, Inc., 2.178%, 1/21/20	6,415,503
16,400,000	Canadian Natural Resources, Ltd., 2.103%, 1/21/20	16,380,082
15,500,000	Consolidated Edison, Inc., 1.825%, 1/6/20	15,495,314
6,285,000	EI du Pont de Nemours & Co., 2.109%, 1/3/20	6,284,075
4,235,000	Enable Midstream Partners LP, 2.055%, 1/9/20	4,232,251
5,770,000	Enel Finance America LLC, 2.242%, 1/14/20	5,765,701
2,509,000	Enel Finance America LLC, 2.153%, 1/16/20	2,506,840
3,560,000	Enel Finance America LLC, 2.09%, 2/20/20	3,549,348
6,200,000	Eni Finance USA, Inc., 2.201%, 1/2/20	6,199,378
3,900,000	Eni Finance USA, Inc., 2.037%, 1/17/20	3,896,591
6,990,000	Eni Finance USA, Inc., 2.057%, 1/22/20	6,981,982
7,850,000	ERAC USA Finance LLC, 1.855%, 1/7/20	7,847,222
8,500,000	ERAC USA Finance LLC, 2.243%, 1/14/20	8,493,667
16,000,000	Eversource Energy, 2.052%, 1/3/20	15,997,606
6,500,000	General Motors Financial, Inc., 2.374%, 1/6/20	6,497,150
8,400,000	Kinder Morgan, Inc., 1.85%, 1/2/20	8,398,751
Principal Amount USD ($)		Value
	COMMERCIAL PAPERS - (continued)
6,000,000	Mohawk Industries, Inc., 2.002%, 1/9/20	$5,997,228
16,300,000	NextEra Energy Capital Holdings, Inc., 2.003%, 1/15/20	16,286,892
7,110,000	Puget Sound Energy, Inc., 1.936%, 1/6/20	7,107,860
6,000,000	Puget Sound Energy, Inc., 1.874%, 1/8/20	5,997,554
2,700,000	Puget Sound Energy, Inc., 2.053%, 1/13/20	2,698,146
13,000,000	Sherwin Williams, 2.103%, 1/6/20	12,996,611
10,000,000	UDR, Inc., 1.903%, 1/6/20	9,996,990
12,000,000	UDR, Inc., 2.008%, 1/14/20	11,991,059
9,600,000	Volkswagen Credit, Inc., 2.191%, 1/6/20	9,597,110
		$282,557,252
	REPURCHASE AGREEMENTS - 0.4%
6,590,000	$6,590,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.57%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $6,721,800 Federal National Mortgage Association, 3.28%, 6/1/46	6,590,000
6,590,000	$6,590,000 RBC Capital Markets LLC, 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $6,772,383 Federal National Mortgage Association, 3.0%, 6/1/49	6,590,000
6,590,000	$6,590,000 ScotiaBank, 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by the following: $1,361,072 Federal National Mortgage Association, 3.5%, 8/1/32-7/1/42 $5,413,928 U.S. Treasury Notes, 3.0%, 11/15/45	$6,590,000
3,295,000	$3,295,000 TD Securities USA LLC, 1.57%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $3,360,901 Federal National Mortgage Association, 3.0%, 6/1/49	3,295,000
3,295,000	$3,295,000 TD Securities USA LLC, 1.55%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $3,360,951 U.S. Treasury Notes, 6.63%, 1/14/20-2/15/27	3,295,000
		$26,360,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $341,159,795)	$341,162,483
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $6,561,050,815)	$6,562,895,003
	OTHER ASSETS AND LIABILITIES - 0.7%	$45,287,319
	NET ASSETS - 100.0%	$6,608,182,322

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips T1Y	Separate trading of Registered interest and principal of securities. U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $3,984,364,995, or 60.3% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2019.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2019.
(e)	Securities are restricted as to resale.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	This term loan will settle after December 31, 2019, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$–	$32,684	$–	$32,684
Asset Backed Securities	–	2,611,940,147	–	2,611,940,147
Collateralized Mortgage Obligations	–	1,797,242,993	–	1,797,242,993
Corporate Bonds	–	1,118,155,794	–	1,118,155,794
Foreign Government Bonds	–	68,352,884	–	68,352,884
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.	–	36,378,250	2,028,600	38,406,850
Collateralized Reinsurance
Earthquakes - California	–	–	2,406,675	2,406,675
Multiperil - Massachusetts	–	–	3,012,910	3,012,910
Multiperil - U.S.	–	–	6,566,545	6,566,545
Multiperil - U.S. Regional	–	–	5,538,046	5,538,046
Multiperil - Worldwide	–	–	5,939,062	5,939,062
Windstorm - Florida	–	–	1,149,825	1,149,825
Windstorm - North Carolina	–	–	2,028,491	2,028,491
Windstorm - U.S. Regional	–	–	2,472,950	2,472,950
Industry Loss Warranties
Multiperil - U.S.	–	–	5,354,366	5,354,366
Reinsurance Sidecars
Multiperil - U.S.	–	–	7,642,057	7,642,057
Multiperil - Worldwide	–	–	52,380,144	52,380,144
All Other Insurance-Linked Securities	–	85,497,295	–	85,497,295
Municipal Bond	–	145,499	–	145,499
Senior Secured Floating Rate Loan Interests	–	240,714,167	–	240,714,167
U.S. Government and Agency Obligations	–	166,753,136	–	166,753,136
Certificates of Deposit	–	32,245,231	–	32,245,231
Commercial Papers	–	282,557,252	–	282,557,252
Repurchase Agreements	–	26,360,000	–	26,360,000
Total Investments in Securities	$–	$6,466,375,332	$96,519,671	$6,562,895,003

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 3/31/19	$90,513,904
Realized gain (loss)	(128,996)
Change in unrealized appreciation (depreciation)	(186,946)
Accrued discounts/premiums	--
Purchases	40,180,721
Sales	(33,859,012)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 12/31/19	$96,519,671

*	Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2019: $1,031,059.